UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7556

Columbia Funds Variable Insurance Trust (formerly Liberty Variable Investment Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Colonial Small Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 10.6%
Auto Components – 1.0%
	BorgWarner, Inc.	44,900	2,695,796
	Modine Manufacturing Co.	69,850	2,060,575
	Auto Components Total		4,756,371
Distributors – 0.4%
	Building Material Holding Corp.	59,980	2,137,687
	Distributors Total		2,137,687
Hotels, Restaurants & Leisure – 2.7%
	Bob Evans Farms, Inc.	42,390	1,259,407
	Landry’s Restaurants, Inc.	74,650	2,637,385
	Lone Star Steakhouse & Saloon, Inc.	99,850	2,837,737
	Marcus Corp.	46,900	935,655
	Scientific Games Corp., Class A (a)	101,810	3,576,585
	Vail Resorts, Inc. (a)	44,900	1,716,078
	Hotels, Restaurants & Leisure Total		12,962,847
Household Durables – 1.7%
	American Greetings Corp., Class A	163,600	3,537,032
	CSS Industries, Inc.	46,500	1,522,410
	Furniture Brands International, Inc.	69,090	1,693,396
	Kimball International, Inc., Class B	100,300	1,508,512
	Household Durables Total		8,261,350
Media – 1.0%
	4Kids Entertainment, Inc. (a)	88,700	1,524,753
	Journal Communications, Inc., Class A	81,770	1,013,948
	Media General, Inc., Class A	17,170	800,465
	Reader’s Digest Association, Inc.	61,900	913,025
	Scholastic Corp. (a)	27,250	729,210
	Media Total		4,981,401
Specialty Retail – 2.1%
	GameStop Corp., Class A (a)	54,080	2,549,331
	Monro Muffler, Inc.	76,905	2,856,252
	Payless Shoesource, Inc. (a)	41,490	949,706
	Pier 1 Imports, Inc.	73,500	853,335
	Rent-A-Center, Inc. (a)	62,380	1,596,304
	Zale Corp. (a)	51,010	1,429,811
	Specialty Retail Total		10,234,739
Textiles, Apparel & Luxury Goods – 1.7%
	Delta Apparel, Inc.	56,100	994,653
	Hampshire Group Ltd. (a)	104,200	2,129,848
	Hartmarx Corp. (a)	138,626	1,235,157

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Stride Rite Corp.	92,400	1,337,952
	Wolverine World Wide, Inc.	109,260	2,417,924
	Textiles, Apparel & Luxury Goods Total		8,115,534
	CONSUMER DISCRETIONARY TOTAL		51,449,929
CONSUMER STAPLES – 3.0%
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	40,300	1,269,853
	Weis Markets, Inc.	90,530	4,034,922
	Food & Staples Retailing Total		5,304,775
Food Products – 1.9%
	Flowers Foods, Inc.	56,173	1,668,338
	J&J Snack Foods Corp.	49,548	1,664,317
	Lancaster Colony Corp.	37,360	1,569,120
	Lance, Inc.	72,700	1,635,750
	Maui Land & Pineapple Co., Inc. (a)	31,300	1,181,575
	Ralcorp Holdings, Inc. (a)	43,250	1,645,663
	Food Products Total		9,364,763
	CONSUMER STAPLES TOTAL		14,669,538
ENERGY – 6.4%
Energy Equipment & Services – 3.0%
	Dresser-Rand Group, Inc. (a)	17,995	447,176
	Grey Wolf, Inc. (a)	281,240	2,092,426
	Lone Star Technologies, Inc. (a)	17,250	955,822
	Lufkin Industries, Inc.	72,124	3,998,554
	Maverick Tube Corp. (a)	35,280	1,869,487
	NS Group, Inc. (a)	22,590	1,039,818
	Superior Well Services, Inc. (a)	21,400	622,098
	Todco, Class A	30,660	1,208,311
	Trico Marine Services, Inc. (a)	70,587	2,279,960
	Energy Equipment & Services Total		14,513,652
Oil, Gas & Consumable Fuels – 3.4%
	Alpha Natural Resources, Inc. (a)	66,940	1,548,992
	Bois d’Arc Energy, Inc. (a)	66,007	1,099,017
	Comstock Resources, Inc. (a)	28,710	852,400
	Harvest Natural Resources, Inc. (a)	130,150	1,265,058
	Nordic American Tanker Shipping	56,211	1,622,249
	Peabody Energy Corp.	54,940	2,769,525
	Range Resources Corp.	127,420	3,479,840

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Western Gas Resources, Inc.	75,700	3,652,525
	Oil, Gas & Consumable Fuels Total		16,289,606
	ENERGY TOTAL		30,803,258
FINANCIALS – 25.5%
Capital Markets – 0.7%
	Piper Jaffray Companies, Inc. (a)	42,920	2,360,600
	Thomas Weisel Partners Group, Inc. (a)	45,061	986,836
	Capital Markets Total		3,347,436
Commercial Banks – 10.2%
	Bancfirst Corp.	33,918	1,478,825
	Bancorpsouth, Inc.	90,370	2,169,784
	BancTrust Financial Group, Inc.	65,588	1,452,774
	Bank of Granite Corp.	71,497	1,449,244
	Bryn Mawr Bank Corp.	70,897	1,571,786
	Capitol Bancorp Ltd.	73,696	3,445,288
	Chemical Financial Corp.	73,765	2,383,347
	Chittenden Corp.	83,700	2,424,789
	Citizens Banking Corp.	50,970	1,368,545
	City Holding Co.	36,830	1,354,976
	Columbia Banking System, Inc.	59,000	1,974,140
	Community Trust Bancorp, Inc.	58,462	1,981,862
	First Citizens BancShares, Inc., Class A	10,200	1,968,600
	First Financial Bankshares, Inc.	48,184	1,845,447
	First Financial Corp.	62,650	1,866,970
	Greater Bay Bancorp	57,715	1,601,014
	Hancock Holding Co.	39,498	1,837,447
	Merchants Bancshares, Inc.	62,550	1,535,603
	Mid-State Bancshares	95,350	2,806,150
	Northrim BanCorp, Inc.	44,900	1,077,600
	Sterling Bancorp/NY	34,481	710,309
	Sterling Bancshares, Inc.	137,000	2,472,850
	Trico Bancshares	83,687	2,370,016
	UMB Financial Corp.	43,200	3,033,936
	Whitney Holding Corp.	89,690	3,180,407
	Commercial Banks Total		49,361,709
Consumer Finance – 1.3%
	ACE Cash Express, Inc. (a)	19,253	479,207
	Advance America Cash Advance Centers, Inc.	162,300	2,333,874

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	Cash America International, Inc.	123,840	3,717,677
	Consumer Finance Total		6,530,758
Diversified Financial Services – 0.1%
	Mass Financial Corp., Class A (a)	157,400	330,540
	Diversified Financial Services Total		330,540
Insurance – 6.4%
	AmerUs Group Co.	36,400	2,192,736
	Baldwin & Lyons, Inc., Class B	64,421	1,710,378
	CNA Surety Corp. (a)	123,070	2,058,961
	Commerce Group, Inc.	26,650	1,408,186
	Delphi Financial Group, Class A	60,286	3,112,566
	Harleysville Group, Inc.	73,625	2,185,926
	Horace Mann Educators Corp.	89,420	1,681,096
	KMG America Corp. (a)	192,839	1,650,702
	National Western Life Insurance Co., Class A	4,078	947,279
	Navigators Group, Inc. (a)	85,377	4,234,699
	Phoenix Companies, Inc.	169,450	2,762,035
	Procentury Corp.	144,770	1,974,663
	RLI Corp.	44,107	2,527,331
	United America Indemnity Ltd., Class A (a)	106,390	2,436,331
	Insurance Total		30,882,889
Real Estate – 6.0%
	Alexandria Real Estate Equities, Inc., REIT	15,040	1,433,763
	Brandywine Realty Trust, REIT	65,560	2,082,186
	Cousins Properties, Inc., REIT	53,920	1,802,546
	EastGroup Properties, Inc., REIT	61,650	2,924,676
	Equity One, Inc., REIT	79,800	1,959,888
	Franklin Street Properties Corp., Class A, REIT	87,962	1,860,396
	Getty Realty Corp., REIT	64,560	1,878,696
	Healthcare Realty Trust, Inc.	46,780	1,748,636
	Highland Hospitality Corp.	84,996	1,080,299
	Lexington Corporate Properties Trust	71,775	1,496,509
	Mid-America Apartment Communities, Inc., REIT	67,960	3,720,810
	PS Business Parks, Inc., REIT	70,000	3,914,400
	Universal Health Realty Income Trust, REIT	46,170	1,686,590

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Urstadt Biddle Properties, Inc., Class A, REIT	91,150	1,640,700
	Real Estate Total		29,230,095
Thrifts & Mortgage Finance – 0.8%
	Corus Bankshares, Inc.	44,410	2,639,730
	Trustco Bank Corp. NY	122,330	1,488,756
	Thrifts & Mortgage Finance Total		4,128,486
	FINANCIALS TOTAL		123,811,913
HEALTH CARE – 9.4%
Health Care Equipment & Supplies – 4.1%
	Analogic Corp.	26,680	1,766,216
	Bio-Rad Laboratories, Inc., Class A (a)	32,300	2,013,905
	DJ Orthopedics, Inc. (a)	35,120	1,396,371
	Greatbatch, Inc. (a)	49,905	1,093,419
	Haemonetics Corp. (a)	54,770	2,780,673
	Invacare Corp.	51,008	1,584,308
	STERIS Corp.	126,720	3,127,450
	Sybron Dental Specialties, Inc. (a)	64,910	2,676,888
	Varian, Inc. (a)	26,810	1,104,036
	Viasys Healthcare, Inc. (a)	43,700	1,314,496
	Vital Signs, Inc.	21,320	1,171,108
	Health Care Equipment & Supplies Total		20,028,870
Health Care Providers & Services – 5.3%
	Cross Country Healthcare, Inc. (a)	117,270	2,270,347
	Genesis HealthCare Corp. (a)	59,900	2,632,006
	Gentiva Health Services, Inc. (a)	123,060	2,240,922
	Hooper Holmes, Inc.	200,600	579,734
	Kindred Healthcare, Inc. (a)	107,800	2,711,170
	Owens & Minor, Inc.	54,100	1,772,857
	PAREXEL International Corp. (a)	98,800	2,612,272
	Pediatrix Medical Group, Inc. (a)	49,600	5,090,944
	Res-Care, Inc. (a)	108,220	1,989,084
	Symbion, Inc. (a)	68,900	1,560,585
	United Surgical Partners International, Inc. (a)	54,100	1,915,681
	Health Care Providers & Services Total		25,375,602
	HEALTH CARE TOTAL		45,404,472

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – 16.7%
Aerospace & Defense – 2.9%
	AAR Corp. (a)	112,823	3,213,199
	Esterline Technologies Corp. (a)	77,600	3,317,400
	Kaman Corp., Class A	47,600	1,197,616
	Moog, Inc., Class A (a)	26,660	946,163
	Precision Castparts Corp.	92,300	5,482,620
	Aerospace & Defense Total		14,156,998
Air Freight & Logistics – 0.3%
	Ryder System, Inc.	36,000	1,612,080
	Air Freight & Logistics Total		1,612,080
Airlines – 1.0%
	JetBlue Airways Corp. (a)	96,530	1,034,802
	Republic Airways Holdings, Inc. (a)	79,950	1,184,059
	Skywest, Inc.	84,500	2,473,315
	Airlines Total		4,692,176
Building Products – 1.2%
	Lennox International, Inc.	52,510	1,567,949
	NCI Building Systems, Inc. (a)	70,420	4,209,003
	Building Products Total		5,776,952
Commercial Services & Supplies – 3.8%
	ABM Industries, Inc.	84,100	1,612,197
	Casella Waste Systems, Inc., Class A (a)	176,700	2,510,907
	CBIZ, Inc. (a)	106,474	851,792
	Consolidated Graphics, Inc. (a)	78,950	4,114,874
	Healthcare Services Group, Inc.	98,606	2,106,224
	Korn/Ferry International (a)	80,670	1,644,861
	NCO Group, Inc. (a)	74,200	1,762,250
	TeleTech Holdings, Inc. (a)	166,500	1,849,815
	United Stationers, Inc. (a)	37,680	2,000,808
	Commercial Services & Supplies Total		18,453,728
Construction & Engineering – 2.0%
	EMCOR Group, Inc. (a)	52,700	2,617,082
	KHD Humboldt Wedag International Ltd. (a)	163,800	4,060,602
	Washington Group International, Inc. (a)	50,600	2,903,934
	Construction & Engineering Total		9,581,618

6

		Shares	Value ($)
Common Stocks – (continued)
Electrical Equipment – 1.5%
	Genlyte Group, Inc. (a)	60,200	4,102,028
	Woodward Governor Co.	88,900	2,955,925
	Electrical Equipment Total		7,057,953
Machinery – 2.0%
	Briggs & Stratton Corp.	28,100	993,897
	EnPro Industries, Inc. (a)	85,000	2,915,500
	Harsco Corp.	60,700	5,015,034
	Kadant, Inc. (a)	37,333	847,459
	Machinery Total		9,771,890
Road & Rail – 1.0%
	Dollar Thrifty Automotive Group, Inc. (a)	26,600	1,207,640
	Swift Transportation Co., Inc. (a)	34,660	753,162
	Werner Enterprises, Inc.	168,370	3,092,957
	Road & Rail Total		5,053,759
Trading Companies & Distributors – 0.9%
	Watsco, Inc.	63,630	4,520,912
	Trading Companies & Distributors Total		4,520,912
Transportation Infrastructure – 0.1%
	Interpool, Inc.	15,143	305,889
	Transportation Infrastructure Total		305,889
	INDUSTRIALS TOTAL		80,983,955
INFORMATION TECHNOLOGY – 15.4%
Communications Equipment – 1.9%
	Anaren, Inc. (a)	138,950	2,705,356
	Belden CDT, Inc.	51,500	1,402,345
	Black Box Corp.	32,500	1,561,625
	Dycom Industries, Inc. (a)	101,750	2,162,188
	Tollgrade Communications, Inc. (a)	85,450	1,271,496
	Communications Equipment Total		9,103,010
Computers & Peripherals – 1.2%
	Electronics for Imaging, Inc. (a)	83,180	2,326,544
	Hutchinson Technology, Inc. (a)	62,410	1,882,910
	Imation Corp.	42,100	1,806,511
	Computers & Peripherals Total		6,015,965
Electronic Equipment & Instruments – 3.9%
	Agilysys, Inc.	65,950	993,207
	Anixter International, Inc.	44,400	2,121,432
	Benchmark Electronics, Inc. (a)	66,550	2,552,192
	Brightpoint, Inc. (a)	174,945	5,433,792
	Coherent, Inc. (a)	41,688	1,463,666

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	MTS Systems Corp.	59,650	2,495,160
	NAM TAI Electronics, Inc.	52,330	1,198,880
	Vishay Intertechnology, Inc. (a)	178,600	2,543,264
	Electronic Equipment & Instruments Total		18,801,593
Internet Software & Services – 0.3%
	Digitas, Inc. (a)	67,590	973,296
	Keynote Systems, Inc. (a)	39,107	447,384
	Internet Software & Services Total		1,420,680
IT Services – 1.8%
	Acxiom Corp.	118,640	3,065,657
	MAXIMUS, Inc.	36,120	1,299,598
	MPS Group, Inc. (a)	294,100	4,499,730
	IT Services Total		8,864,985
Semiconductors & Semiconductor Equipment – 3.0%
	Actel Corp. (a)	86,690	1,381,838
	Advanced Energy Industries, Inc. (a)	81,480	1,151,312
	Asyst Technologies, Inc. (a)	22,884	238,222
	ATMI, Inc. (a)	54,870	1,657,074
	Brooks Automation, Inc. (a)	80,440	1,145,466
	Exar Corp. (a)	101,500	1,449,420
	Fairchild Semiconductor International, Inc. (a)	116,910	2,229,474
	MEMC Electronic Materials, Inc. (a)	51,040	1,884,397
	Standard Microsystems Corp. (a)	90,500	2,351,190
	Varian Semiconductor Equipment Associates, Inc. (a)	36,495	1,024,780
	Semiconductors & Semiconductor Equipment Total		14,513,173
Software – 3.3%
	Captaris, Inc. (a)	208,400	964,892
	Intergraph Corp. (a)	40,286	1,678,315
	Internet Security Systems, Inc. (a)	95,500	2,290,090
	Lawson Software, Inc. (a)	247,020	1,894,643
	MSC.Software Corp. (a)	132,900	2,651,355
	Phoenix Technologies Ltd. (a)	141,350	958,353
	PLATO Learning, Inc. (a)	81,232	770,892
	Sybase, Inc. (a)	85,300	1,801,536

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Transaction Systems Architects, Inc. (a)	99,300	3,099,153
	Software Total		16,109,229
	INFORMATION TECHNOLOGY TOTAL		74,828,635
MATERIALS – 8.8%
Chemicals – 2.8%
	Cytec Industries, Inc.	47,500	2,850,475
	H.B. Fuller Co.	70,200	3,604,068
	Minerals Technologies, Inc.	35,900	2,096,919
	Schulman A., Inc.	91,750	2,270,813
	Sensient Technologies Corp.	60,800	1,097,440
	Stepan Co.	50,900	1,504,095
	Chemicals Total		13,423,810
Construction Materials – 1.2%
	Eagle Materials, Inc.	87,690	5,591,114
	Construction Materials Total		5,591,114
Containers & Packaging – 1.2%
	Aptargroup, Inc.	35,500	1,961,375
	Greif, Inc., Class A	59,150	4,047,043
	Containers & Packaging Total		6,008,418
Metals & Mining – 2.7%
	AMCOL International Corp.	55,300	1,592,640
	Carpenter Technology Corp.	37,850	3,577,582
	Metal Management, Inc.	76,240	2,412,996
	RTI International Metals, Inc. (a)	52,930	2,903,210
	Worthington Industries, Inc.	140,310	2,814,619
	Metals & Mining Total		13,301,047
Paper & Forest Products – 0.9%
	Glatfelter	139,500	2,557,035
	Mercer International, Inc. (a)	181,600	1,690,696
	Paper & Forest Products Total		4,247,731
	MATERIALS TOTAL		42,572,120
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
	North Pittsburgh Systems, Inc.	63,400	1,479,756
	Talk America Holdings, Inc. (a)	124,478	1,061,797
	Diversified Telecommunication Services Total		2,541,553
	TELECOMMUNICATION SERVICES TOTAL		2,541,553

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – 3.5%
Electric Utilities – 2.1%
	ALLETE, Inc.	36,400	1,696,240
	Central Vermont Public Service Corp.	86,300	1,830,423
	El Paso Electric Co. (a)	100,500	1,913,520
	Maine & Maritimes Corp.	20,100	308,736
	MGE Energy, Inc.	35,100	1,164,618
	Otter Tail Corp.	51,000	1,463,190
	Puget Energy, Inc.	86,700	1,836,306
	Electric Utilities Total		10,213,033
Gas Utilities – 0.8%
	Cascade Natural Gas Corp.	70,300	1,384,910
	Northwest Natural Gas Co.	28,900	1,025,661
	WGL Holdings, Inc.	45,400	1,381,068
	Gas Utilities Total		3,791,639
Multi-Utilities – 0.6%
	CH Energy Group, Inc.	59,900	2,875,200
	Multi-Utilities Total		2,875,200
	UTILITIES TOTAL		16,879,872
	Total Common Stocks (cost of $384,342,172)		483,945,245

		Par ($)
Short-Term Obligation – 1.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $5,715,350 (repurchase proceeds 5,605,040)	5,603,000	5,603,000

	Total Short-Term Obligation (cost of $5,603,000)		5,603,000

	Total Investments – 101.0% (cost of $389,945,172)(b)(c)		489,548,245

	Other Assets & Liabilities, Net – (1.0)%		(4,840,438)

	Net Assets – 100.0%		484,707,807

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $389,945,172.

(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$108,450,560	$(8,847,487)	$99,603,073

Acronym	Name

REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Colonial Strategic Income Fund, Variable Series

			Par ($)	Value ($)*
Government & Agency Obligations – 53.6%
FOREIGN GOVERNMENT OBLIGATIONS – 32.0%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(a)	EUR	250,000	338,803
Corp. Andina de Fomento
	6.375% 06/18/09		510,000	663,011
European Investment Bank
	5.500% 12/07/11	GBP	380,000	686,263
Federal Republic of Brazil
	5.188% 04/15/24(b)	USD	1,045,000	1,045,000
	7.375% 02/03/15	EUR	450,000	621,188
	8.750% 02/04/25	USD	1,370,000	1,568,650
Federal Republic of Germany
	4.250% 07/04/14	EUR	1,450,000	1,818,221
	5.000% 07/04/12		555,000	721,583
	6.000% 07/04/07		1,110,000	1,391,000
Government of Canada
	4.500% 06/01/15	CAD	1,075,000	937,340
	10.000% 06/01/08		2,411,000	2,318,553
Government of New Zealand
	6.000% 11/15/11	NZD	1,070,000	665,043
Kingdom of Norway
	5.500% 05/15/09	NOK	9,340,000	1,503,378
	6.000% 05/16/11		3,450,000	579,404
Kingdom of Spain
	5.500% 07/30/17	EUR	1,580,000	2,202,302
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,220,000	1,241,803
	6.750% 05/05/14		11,070,000	1,729,896
New South Wales Treasury Corp.
	8.000% 03/01/08	AUD	875,000	654,185
Province of Ontario
	5.000% 03/08/14	CAD	760,000	672,836
Province of Quebec
	6.000% 10/01/12		460,000	427,410
	6.000% 10/01/29		380,000	373,857
Republic of Bulgaria
	8.250% 01/15/15	USD	860,000	1,006,630
Republic of Colombia
	8.125% 05/21/24		245,000	274,400
	9.750% 04/09/11		537,705	593,895
	11.375% 01/31/08	EUR	365,000	497,616

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of France
	3.000% 10/25/15		650,000	738,051
	4.000% 10/25/09		700,000	863,278
	4.000% 04/25/14		945,000	1,165,320
Republic of Panama
	8.875% 09/30/27	USD	795,000	965,925
Republic of Peru
	7.500% 10/14/14	EUR	315,000	417,997
	9.875% 02/06/15	USD	110,000	129,800
Republic of Poland
	5.750% 03/24/10	PLN	3,895,000	1,245,549
Republic of South Africa
	5.250% 05/16/13	EUR	540,000	688,689
	6.500% 06/02/14	USD	780,000	815,256
	13.000% 08/31/10	ZAR	2,200,000	431,971
Republic of Venezuela
	9.250% 09/15/27	USD	868,000	1,102,360
Russian Federation
	5.000% 03/31/30(c) (7.500% 03/31/07)		645,000	707,694
	11.000% 07/24/18		655,000	938,680
	12.750% 06/24/28		955,000	1,703,529
United Kingdom Treasury
	5.750% 12/07/09	GBP	225,000	407,568
	8.000% 06/07/21		280,000	681,208
	9.000% 07/12/11		615,000	1,294,925
United Mexican States
	7.500% 03/08/10	EUR	605,000	821,736
	8.375% 01/14/11	USD	1,095,000	1,211,070
	11.375% 09/15/16		930,000	1,306,650
Western Australia Treasury Corp.
	8.000% 06/15/13	AUD	860,000	699,145
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			42,868,668

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – 0.4%
Federal Farm Credit Bank
	5.000% 08/25/10	USD	500,000	492,133
	U.S. GOVERNMENT AGENCIES TOTAL			492,133
U.S. GOVERNMENT OBLIGATIONS – 21.2%
U.S. Treasury Bonds
	7.500% 11/15/24		1,310,000	1,689,388
	8.750% 05/15/17		4,911,000	6,481,371
	8.875% 02/15/19		300,000	408,398
	10.375% 11/15/12		3,800,000	4,121,663
	12.500% 08/15/14		9,012,000	11,138,976
U.S. Treasury Notes
	5.000% 02/15/11		2,905,000	2,928,603
	5.625% 05/15/08		1,500,000	1,523,496
	U.S. GOVERNMENT OBLIGATIONS TOTAL			28,291,895
	Total Government & Agency Obligations (cost of $69,795,059)			71,652,696
Corporate Fixed-Income Bonds & Notes – 40.6%
BASIC MATERIALS – 3.5%
Chemicals – 1.5%
Agricultural Chemicals – 0.4%
IMC Global, Inc.
	10.875% 08/01/13		130,000	148,850
Terra Capital, Inc.
	12.875% 10/15/08		156,000	180,180
UAP Holding Corp.
	(d) 07/15/12 (10.750% 01/15/08)		190,000	169,575
				498,605
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		126,000	139,545
EquiStar Chemicals LP
	10.625% 05/01/11		120,000	129,900
Huntsman International LLC
	7.375% 01/01/15(a)		160,000	161,200
Huntsman LLC
	11.500% 07/15/12		65,000	74,588
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	EUR	120,000	140,332
	8.500% 02/15/16(a)	USD	145,000	137,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
Lyondell Chemical Co.
	9.625% 05/01/07	205,000	211,662
NOVA Chemicals Corp.
	6.500% 01/15/12	255,000	237,150
	7.561% 11/15/13(b)	115,000	115,000
			1,347,127
Chemicals-Specialty – 0.1%
Rhodia SA
	8.875% 06/01/11	214,000	220,955
			220,955
	Chemicals Total		2,066,687
Forest Products & Paper – 1.2%
Paper & Related Products – 1.2%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	155,000	150,350
Boise Cascade LLC
	7.125% 10/15/14	120,000	115,800
	7.475% 10/15/12(b)	255,000	256,275
Buckeye Technologies, Inc.
	8.500% 10/01/13	145,000	146,450
Caraustar Industries, Inc.
	9.875% 04/01/11	130,000	136,825
Georgia-Pacific Corp.
	8.000% 01/15/24	245,000	247,450
Neenah Paper, Inc.
	7.375% 11/15/14	85,000	79,688
Newark Group, Inc.
	9.750% 03/15/14	115,000	104,650
NewPage Corp.
	10.000% 05/01/12	125,000	131,875
Norske Skog
	8.625% 06/15/11	90,000	90,900
Norske Skog Canada Ltd.
	7.375% 03/01/14	185,000	173,900
			1,634,163
	Forest Products & Paper Total		1,634,163

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 0.2%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	105,000	109,200
			109,200
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	120,000	128,100
			128,100
	Iron/Steel Total		237,300
Metals & Mining – 0.6%
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	65,000	71,337
			71,337
Non-Ferrous Metals – 0.5%
Codelco, Inc.
	5.500% 10/15/13	730,000	721,817
			721,817
	Metals & Mining Total		793,154
	BASIC MATERIALS TOTAL		4,731,304
COMMUNICATIONS – 8.3%
Media – 3.2%
Broadcast Services/Programs – 0.1%
Fisher Communications, Inc.
	8.625% 09/15/14	160,000	169,200
			169,200
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	235,000	223,250
CCH I Holdings LLC
	9.920% 04/01/14	705,000	356,025
Charter Communications Holdings II LLC
	10.250% 09/15/10	220,000	216,700
CSC Holdings, Inc.
	7.250% 04/15/12(a)	300,000	294,750
	7.625% 04/01/11	215,000	217,150
EchoStar DBS Corp.
	6.625% 10/01/14	255,000	246,075
Insight Midwest LP
	9.750% 10/01/09	135,000	139,219

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Telenet Group Holding NV
	(d) 06/15/14(a) (11.500% 12/15/08)	206,000	170,722
			1,863,891
Multimedia – 0.5%
Advanstar Communications, Inc.
	15.000% 10/15/11	185,000	193,788
Haights Cross Operating Co.
	11.750% 08/15/11	100,000	104,250
Lamar Media Corp.
	6.625% 08/15/15	185,000	183,150
Quebecor Media, Inc.
	7.750% 03/15/16(a)	180,000	185,400
			666,588
Publishing-Newspapers – 0.1%
Hollinger, Inc.
	11.875% 03/01/11(a)	81,000	81,101
	12.875% 03/01/11(a)	117,000	121,973
			203,074
Publishing-Periodicals – 0.9%
Dex Media West LLC
	9.875% 08/15/13	436,000	481,235
Dex Media, Inc.
	(d) 11/15/13 (9.000% 11/15/08)	160,000	136,000
PriMedia, Inc.
	8.000% 05/15/13	250,000	230,000
RH Donnelley Corp.
	8.875% 01/15/16(a)	160,000	166,400
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	180,000	177,300
			1,190,935
Television – 0.2%
LIN Television Corp.
	6.500% 05/15/13	55,000	51,700
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	180,000	189,225
			240,925
	Media Total		4,334,613

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 5.1%
Cellular Telecommunications – 1.9%
Digicel Ltd.
	9.250% 09/01/12(a)	200,000	210,750
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	230,000	243,225
	9.875% 11/01/12	240,000	262,200
Horizon PCS, Inc.
	11.375% 07/15/12	120,000	137,400
iPCS Escrow Co.
	11.500% 05/01/12	105,000	119,700
Nextel Communications, Inc.
	7.375% 08/01/15	390,000	409,268
Nextel Partners, Inc.
	8.125% 07/01/11	155,000	163,525
Rogers Cantel, Inc.
	9.750% 06/01/16	230,000	280,025
Rogers Wireless, Inc.
	8.000% 12/15/12	140,000	148,400
Rural Cellular Corp.
	8.250% 03/15/12	150,000	157,500
	9.750% 01/15/10	45,000	45,787
	10.430% 11/01/12(a)(b)	165,000	171,600
US Unwired, Inc.
	10.000% 06/15/12	200,000	223,899
			2,573,279
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(d) 11/15/12 (10.375% 11/15/08)	255,000	217,706
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	365,000	371,388
PanAmSat Corp.
	9.000% 08/15/14	133,000	139,650
Zeus Special Subsidiary Ltd.
	(d) 02/01/15(a) (9.250% 02/01/10)	200,000	138,000
			866,744
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	210,000	190,050
			190,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.4%
Syniverse Technologies, Inc.
	7.750% 08/15/13	145,000	145,000
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	90,000	97,087
Time Warner Telecom, Inc.
	10.125% 02/01/11	280,000	294,000
			536,087
Telephone-Integrated – 1.7%
Axtel SA de CV
	11.000% 12/15/13	46,000	52,440
Cincinnati Bell, Inc.
	7.000% 02/15/15	355,000	354,112
Citizens Communications Co.
	9.000% 08/15/31	275,000	293,906
Qwest Capital Funding, Inc.
	6.875% 07/15/28	400,000	380,000
Qwest Communications International, Inc.
	7.500% 02/15/14	265,000	271,625
Qwest Corp.
	7.500% 06/15/23	295,000	298,688
	8.875% 03/15/12	370,000	414,400
US LEC Corp.
	12.716% 10/01/09(b)	130,000	140,400
			2,205,571
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	180,000	188,100
SBA Telecommunications, Inc.
	(d) 12/15/11 (9.750% 12/15/07)	272,000	260,780
			448,880
	Telecommunication Services Total		6,820,611
	COMMUNICATIONS TOTAL		11,155,224

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – 6.7%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	260,000	258,050
			258,050
	Airlines Total		258,050
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	155,000	153,450
Levi Strauss & Co.
	9.750% 01/15/15	295,000	311,963
Phillips-Van Heusen Corp.
	7.250% 02/15/11	95,000	97,850
	8.125% 05/01/13	115,000	122,475
			685,738
	Apparel Total		685,738
Auto Manufacturers – 0.1%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	155,000	113,925
			113,925
	Auto Manufacturers Total		113,925
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	165,000	178,406
			178,406
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	185,000	185,000
Rexnord Corp.
	10.125% 12/15/12	150,000	164,625
			349,625
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	315,000	319,725
			319,725
	Auto Parts & Equipment Total		847,756

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	100,000	101,500
			101,500
	Distribution/Wholesale Total		101,500
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	182,000	195,650
			195,650
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	145,000	145,725
Warner Music Group
	7.375% 04/15/14	240,000	237,600
			383,325
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	220,000	221,925
			221,925
	Entertainment Total		800,900
Home Builders – 0.4%
Building-Residential/Commercial – 0.4%
D.R. Horton, Inc.
	9.750% 09/15/10	250,000	280,312
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	165,000	153,038
Standard Pacific Corp.
	9.250% 04/15/12	50,000	51,375
			484,725
	Home Builders Total		484,725
Home Furnishings – 0.2%
Home Furnishings – 0.2%
Sealy Mattress Co.
	8.250% 06/15/14	120,000	124,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – (continued)
Home Furnishings – (continued)
WII Components, Inc.
	10.000% 02/15/12	100,000	101,375
			225,875
	Home Furnishings Total		225,875
Leisure Time – 0.2%
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	120,000	120,300
			120,300
Recreational Centers – 0.1%
Town Sports International, Inc.
	(d) 02/01/14 (11.000% 02/01/09)	225,000	171,000
			171,000
	Leisure Time Total		291,300
Lodging – 2.7%
Casino Hotels – 2.6%
CCM Merger, Inc.
	8.000% 08/01/13(a)	155,000	154,225
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	185,000	189,163
	8.060% 11/15/12(a)(b)	140,000	142,800
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	190,000	203,775
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	481,220	383,773
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	165,000	172,013
Greektown Holdings LLC
	10.750% 12/01/13(a)	195,000	199,387
Hard Rock Hotel, Inc.
	8.875% 06/01/13	300,000	326,250
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	135,000	146,475
Kerzner International Ltd.
	6.750% 10/01/15	275,000	290,812
MGM Mirage
	6.000% 10/01/09	135,000	132,975

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	6.750% 09/01/12	250,000	249,375
	8.500% 09/15/10	65,000	69,550
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	125,000	122,813
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	195,000	207,187
Station Casinos, Inc.
	6.000% 04/01/12	220,000	215,875
Wynn Las Vegas LLC
	6.625% 12/01/14	250,000	244,375
			3,450,823
Hotels & Motels – 0.1%
Hilton Hotels Corp.
	7.500% 12/15/17	135,000	145,652
			145,652
	Lodging Total		3,596,475
Retail – 1.0%
Retail-Automobiles – 0.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	200,000	202,500
			202,500
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	135,000	132,300
			132,300
Retail-Home Furnishings – 0.2%
Tempur-Pedic, Inc.
	10.250% 08/15/10	198,000	210,870
			210,870
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	135,000	135,000
Ferrellgas Partners LP
	8.750% 06/15/12	180,000	182,700
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(a)	135,000	138,037
			455,737

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Restaurants – 0.2%
Dave & Buster’s, Inc.
	11.250% 03/15/14(a)	100,000	101,750
Landry’s Restaurants, Inc.
	7.500% 12/15/14	175,000	169,313
			271,063
Retail-Video Rental – 0.1%
Movie Gallery, Inc.
	11.000% 05/01/12	145,000	71,775
			71,775
	Retail Total		1,344,245
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(a)	135,000	144,450
			144,450
	Textiles Total		144,450
	CONSUMER CYCLICAL TOTAL		8,894,939
CONSUMER NON-CYCLICAL – 5.9%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.
	11.000% 05/15/12	150,000	144,750
			144,750
	Agriculture Total		144,750
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	120,000	122,700
			122,700
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	145,000	152,431
			152,431
	Beverages Total		275,131

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	185,000	191,013
			191,013
	Biotechnology Total		191,013
Commercial Services – 1.8%
Commercial Services – 0.2%
Iron Mountain, Inc.
	7.750% 01/15/15	225,000	227,812
Mac-Gray Corp.
	7.625% 08/15/15	55,000	56,100
			283,912
Commercial Services-Finance – 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	105,000	109,988
			109,988
Consulting Services – 0.1%
FTI Consulting, Inc.
	7.625% 06/15/13	120,000	126,000
			126,000
Funeral Services & Related Items – 0.2%
Service Corp. International
	6.750% 04/01/16	90,000	89,550
	7.700% 04/15/09	165,000	171,188
			260,738
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	155,000	151,537
Sheridan Group
	10.250% 08/15/11	155,000	159,650
Vertis, Inc.
	13.500% 12/07/09(a)	140,000	112,000
			423,187
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	190,000	186,437
GEO Group, Inc.
	8.250% 07/15/13	195,000	197,925
			384,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – 0.6%
Ashtead Holdings PLC
	8.625% 08/01/15(a)	220,000	230,450
Hertz Corp.
	8.875% 01/01/14(a)	160,000	166,400
NationsRent, Inc.
	9.500% 10/15/10	175,000	190,531
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	156,800
	7.750% 11/15/13	75,000	74,625
			818,806
	Commercial Services Total		2,406,993
Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	165,000	133,650
Elizabeth Arden, Inc.
	7.750% 01/15/14	190,000	195,225
			328,875
	Cosmetics/Personal Care Total		328,875
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	140,000	91,000
Merisant Worldwide, Inc.
	(d) 05/15/14 (12.250% 11/15/08)	230,000	40,250
			131,250
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	218,000	218,545
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	245,000	242,550
Reddy Ice Holdings, Inc.
	(d) 11/01/12 (10.500% 11/01/08)	140,000	112,700
			573,795

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Retail – 0.1%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	85,000	85,213
			85,213
	Food Total		790,258
Healthcare Services – 1.2%
Dialysis Centers – 0.2%
DaVita, Inc.
	7.250% 03/15/15	215,000	216,613
			216,613
Medical-HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	220,000	230,486
			230,486
Medical-Hospitals – 0.4%
HCA, Inc.
	7.875% 02/01/11	200,000	210,199
Tenet Healthcare Corp.
	9.875% 07/01/14	380,000	385,700
			595,899
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	115,000	103,788
			103,788
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	90,000	68,850
MQ Associates, Inc.
	(d) 08/15/12 (12.250% 08/15/08)	230,000	63,250
			132,100
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	10.320% 03/15/15(b)	85,000	85,212
US Oncology, Inc.
	9.000% 08/15/12	235,000	246,750
			331,962
	Healthcare Services Total		1,610,848

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.7%
Consumer Products-Miscellaneous – 0.6%
Amscan Holdings, Inc.
	8.750% 05/01/14		185,000	163,725
Jostens IH Corp.
	7.625% 10/01/12		165,000	162,525
Playtex Products, Inc.
	9.375% 06/01/11		210,000	219,975
Scotts Co.,
	6.625% 11/15/13		180,000	180,900
				727,125
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15		155,000	147,637
				147,637
	Household Products/Wares Total			874,762
Pharmaceuticals – 1.0%
Medical-Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11		260,000	247,650
Warner Chilcott Corp.
	8.750% 02/01/15(a)		155,000	153,837
				401,487
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15		245,000	246,838
				246,838
Medical-Wholesale Drug Distribution – 0.3%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)		135,000	132,901
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	EUR	195,803	250,335
				383,236
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	USD	95,000	94,525
				94,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15(a)	150,000	141,750
			141,750
	Pharmaceuticals Total		1,267,836
	CONSUMER NON-CYCLICAL TOTAL		7,890,466
ENERGY – 6.3%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	250,000	248,750
Massey Energy Co.
	6.875% 12/15/13(a)	275,000	270,875
			519,625
	Coal Total		519,625
Oil & Gas – 2.8%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	130,000	137,800
			137,800
Oil Companies-Exploration & Production – 2.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	90,000	88,650
	7.500% 06/15/14	220,000	231,000
Compton Petroleum Corp.
	7.625% 12/01/13	180,000	180,900
Delta Petroleum Corp.
	7.000% 04/01/15	110,000	102,300
Forest Oil Corp.
	8.000% 12/15/11	130,000	140,400
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	131,000	140,989
Newfield Exploration Co.
	6.625% 04/15/16	120,000	120,600
PEMEX Finance Ltd.
	9.150% 11/15/18	310,000	374,174
	10.610% 08/15/17	215,000	270,968
Pemex Project Funding Master Trust
	5.430% 12/03/12(a)(b)	600,000	599,801

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Pogo Producing Co.
	6.625% 03/15/15	130,000	129,025
Quicksilver Resources, Inc.
	7.125% 04/01/16	100,000	98,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(a)	250,000	237,734
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.838% 09/30/27(a)	250,000	242,180
Whiting Petroleum Corp.
	7.250% 05/01/12	255,000	253,725
			3,210,446
Oil Refining & Marketing – 0.3%
Premcor Refining Group, Inc.
	7.500% 06/15/15	165,000	173,662
Tesoro Corp.
	6.625% 11/01/15(a)	190,000	187,150
			360,812
	Oil & Gas Total		3,709,058
Oil & Gas Services – 1.3%
Oil-Field Services – 1.3%
Gazprom
	9.625% 03/01/13	630,000	745,038
Gazprom International SA
	7.201% 02/01/20	575,000	600,587
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	210,000	204,225
Newpark Resources, Inc.
	8.625% 12/15/07	185,000	185,463
			1,735,313
	Oil & Gas Services Total		1,735,313
Pipelines – 1.8%
Pipelines – 1.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15(a)	130,000	135,363
Colorado Interstate Gas Co.
	6.800% 11/15/15(a)	270,000	274,725

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
El Paso Corp.
	7.625% 09/01/08(a)		135,000	137,363
	7.750% 06/15/10(a)		130,000	133,900
Northwest Pipeline Corp.
	8.125% 03/01/10		85,000	89,569
Pacific Energy Partners LP
	6.250% 09/15/15		235,000	230,888
Sonat, Inc.
	7.625% 07/15/11		645,000	662,737
Southern Natural Gas Co.
	8.875% 03/15/10		130,000	138,450
Williams Companies, Inc.
	6.375% 10/01/10(a)		395,000	396,481
	8.125% 03/15/12		225,000	242,437
				2,441,913
	Pipelines Total			2,441,913
	ENERGY TOTAL			8,405,909
FINANCIALS – 1.9%
Diversified Financial Services – 1.7%
Finance-Auto Loans – 0.7%
Ford Motor Credit Co.
	7.375% 02/01/11		280,000	254,747
General Motors Acceptance Corp.
	6.875% 09/15/11		280,000	260,027
	8.000% 11/01/31		465,000	435,938
				950,712
Finance-Consumer Loans – 0.5%
SLM Corp.
	6.500% 06/15/10	NZD	1,100,000	676,055
				676,055
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11	USD	210,000	218,400
LaBranche & Co., Inc.
	11.000% 05/15/12		265,000	293,488
				511,888

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – 0.1%
Innophos Investments Holdings, Inc.
	12.749% 02/15/15(b)	108,857	109,673
			109,673
	Diversified Financial Services Total		2,248,328
Real Estate Investment Trusts – 0.2%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16(a)	245,000	246,225
			246,225
	Real Estate Investment Trusts Total		246,225
	FINANCIALS TOTAL		2,494,553
INDUSTRIALS – 5.9%
Aerospace & Defense – 0.8%
Aerospace/Defense-Equipment – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11	90,000	95,400
BE Aerospace, Inc.
	8.500% 10/01/10	245,000	261,231
Sequa Corp.
	8.875% 04/01/08	105,000	109,725
	9.000% 08/01/09	90,000	96,300
Standard Aero Holdings, Inc.
	8.250% 09/01/14	80,000	69,800
TransDigm, Inc.
	8.375% 07/15/11	155,000	162,750
			795,206
Electronics-Military – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15	45,000	43,088
	6.375% 10/15/15	170,000	168,300
			211,388
	Aerospace & Defense Total		1,006,594
Building Materials – 0.4%
Building & Construction Products-Miscellaneous – 0.1%
Nortek, Inc.
	8.500% 09/01/14	120,000	122,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products-Miscellaneous – (continued)
NTK Holdings, Inc.
	(d) 03/01/14 (10.750% 09/01/09)	35,000	25,375
			147,475
Building Products-Air & Heating – 0.2%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	160,000	158,000
			158,000
Building Products-Cement/Aggregation – 0.1%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	145,000	151,525
			151,525
	Building Materials Total		457,000
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	205,000	201,413
Sanmina-SCI Corp.
	6.750% 03/01/13	110,000	105,050
			306,463
	Electronics Total		306,463
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
J. Ray McDermott SA
	11.500% 12/15/13(a)	220,000	258,500
			258,500
	Engineering & Construction Total		258,500
Environmental Control – 0.5%
Non-Hazardous Waste Disposal – 0.4%
Allied Waste North America, Inc.
	7.250% 03/15/15	80,000	81,400
	7.875% 04/15/13	490,000	509,600
			591,000
Recycling – 0.1%
Aleris International, Inc.
	9.000% 11/15/14	70,000	74,025
			74,025
	Environmental Control Total		665,025

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	170,000	173,825
			173,825
	Machinery-Construction & Mining Total		173,825
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	195,000	189,150
Manitowoc Co., Inc.
	7.125% 11/01/13	90,000	92,025
			281,175
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	140,000	146,300
			146,300
	Machinery-Diversified Total		427,475
Metal Fabricate/Hardware – 0.3%
Metal Processors & Fabrication – 0.3%
Mueller Group, Inc.
	10.000% 05/01/12	200,000	219,500
Mueller Holdings, Inc.
	(d) 04/15/14 (14.750% 04/15/09)	150,000	122,625
TriMas Corp.
	9.875% 06/15/12	115,000	101,487
			443,612
	Metal Fabricate/Hardware Total		443,612
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.6%
Bombardier, Inc.
	6.300% 05/01/14(a)	350,000	320,250
J.B. Poindexter & Co.
	8.750% 03/15/14	155,000	126,325
Koppers Industries, Inc.
	9.875% 10/15/13	62,000	68,200
Trinity Industries, Inc.
	6.500% 03/15/14	235,000	235,587
			750,362

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.
	8.875% 06/01/11		175,000	185,063
				185,063
	Miscellaneous Manufacturing Total			935,425
Packaging & Containers – 1.2%
Containers-Metal/Glass – 0.7%
Crown Americas LLC
	7.750% 11/15/15(a)		225,000	233,437
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13		545,000	569,525
Owens-Illinois, Inc.
	7.500% 05/15/10		80,000	80,600
				883,562
Containers-Paper/Plastic – 0.5%
Consolidated Container Co., LLC
	(d) 06/15/09 (10.750% 06/15/07)		125,000	115,000
Jefferson Smurfit Corp.
	8.250% 10/01/12		205,000	201,413
	PIK,
	11.500% 10/01/15	EUR	151,350	187,770
MDP Acquisitions PLC
	9.625% 10/01/12	USD	220,000	234,025
				738,208
	Packaging & Containers Total			1,621,770
Transportation – 1.2%
Transportation-Marine – 0.5%
Ship Finance International Ltd.
	8.500% 12/15/13		375,000	352,031
Stena AB
	7.500% 11/01/13		315,000	311,850
				663,881
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12		220,000	241,725
	12.500% 06/15/12		60,000	67,275
				309,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – 0.4%
CHC Helicopter Corp.
	7.375% 05/01/14	300,000	306,000
Petroleum Helicopters, Inc.
	9.375% 05/01/09	195,000	204,506
			510,506
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	125,000	117,500
			117,500
	Transportation Total		1,600,887
	INDUSTRIALS TOTAL		7,896,576
TECHNOLOGY – 0.1%
Office/Business Equipment – 0.1%
Office Automation & Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	165,000	171,806
			171,806
	Office/Business Equipment Total		171,806
	TECHNOLOGY TOTAL		171,806
UTILITIES – 2.0%
Electric – 2.0%
Electric-Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	70,000	75,775
	9.500% 06/01/09	237,000	255,960
Edison Mission Energy
	7.730% 06/15/09	340,000	348,925
			680,660
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	100,000	101,750
	8.500% 04/15/11	65,000	70,525
Mirant Mid Atlantic LLC
	8.625% 06/30/12	41,521	44,480
Nevada Power Co.
	9.000% 08/15/13	81,000	89,648
Sierra Pacific Resources
	6.750% 08/15/17(a)	185,000	185,231

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
TECO Energy, Inc.
	7.000% 05/01/12	165,000	171,188
			662,822
Independent Power Producer – 1.0%
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	289,500
	7.125% 05/15/18	5,000	4,600
	9.875% 07/15/10(a)	190,000	208,525
Mirant North America LLC
	7.375% 12/31/13(a)	270,000	276,075
MSW Energy Holdings LLC
	7.375% 09/01/10	90,000	92,700
	8.500% 09/01/10	215,000	227,900
NRG Energy, Inc.
	7.250% 02/01/14	110,000	111,925
	7.375% 02/01/16	110,000	112,612
			1,323,837
	Electric Total		2,667,319
	UTILITIES TOTAL		2,667,319
	Total Corporate Fixed-Income Bonds & Notes (cost of $53,963,520)		54,308,096
Mortgage-Backed Securities – 2.2%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	93,802	100,058
Federal National Mortgage Association
	TBA,
	6.500% 04/12/36(e)	2,795,000	2,847,406
	Total Mortgage-Backed Securities (cost of $2,946,415)		2,947,464
Asset-Backed Securities – 0.8%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	587,772
GMAC Mortgage Corp.
	4.865% 09/25/34	520,000	504,313
	Total Asset-Backed Securities (cost of $1,140,508)		1,092,085

		Par ($)	Value ($)
Municipal Bond (Taxable) – 0.3%
CALIFORNIA – 0.3%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	350,000	348,645
	CALIFORNIA TOTAL		348,645
	Total Municipal Bond (Taxable) (cost of $350,000)		348,645
Convertible Bonds – 0.2%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telecommunication Equipment – 0.2%
Nortel Networks Corp.
	4.250% 09/01/08	310,000	292,563
			292,563
	Telecommunication Services Total		292,563
	COMMUNICATIONS TOTAL		292,563
	Total Convertible Bonds (cost of $281,163)		292,563

		Shares
Common Stocks(g) – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc.	3,071	26,104
	Hotels, Restaurants & Leisure Total		26,104
	CONSUMER DISCRETIONARY TOTAL		26,104
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (f)(h)	2,000	—
	Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL		—
	Total Common Stocks (cost of $44,591)		26,104

		Units
Warrants(g) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)	225	2
			2

			Units	Value ($)
Warrants(g) – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(f)(h)	EUR	95	—
				—
	Telecommunication Services Total			2
	COMMUNICATIONS TOTAL			2
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(a)(f)	USD	1,020	10,292
				10,292
	Transportation Total			10,292
	INDUSTRIALS TOTAL			10,292
	Total Warrants (cost of $11,587)			10,294

			Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $3,274,025 (repurchase proceeds $3,210,169)		3,209,000	3,209,000

	Total Short-Term Obligation (cost of $3,209,000)			3,209,000

	Total Investments – 100.1% (cost of $131,741,843)(i)(j)			133,886,947

	Other Assets & Liabilities, Net – (0.1)%			(125,827)

	Net Assets – 100.0%			133,761,120

	Notes to Investment Portfolio:
	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which are not illiquid, amounted to $9,993,400, which represents 7.5% of net assets.

	Acquisition		Acquisition
Security	Date	Par/Units	Cost	Value
Hollinger, Inc	03/05/03	$117,000	$116,271	$121,973
	09/30/04	81,000	81,000	81,101
UbiquiTel, Inc.	04/11/00	225	11,400	2
QDI LLC	06/01/02	1,020	—	10,292
				$213,368

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.
(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Security purchased on a delayed delivery basis.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)	Non-income producing security.
(h)	Security has no value.
(i)	Cost for federal income tax purposes is $134,018,390.
(j)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$5,386,105	$(5,517,548)	$(131,443)

As of  March 31, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward		Aggregate
Currency		Face	Settlement	Unrealized
Contracts to Buy	Value	Value	Date	Appreciation
AUD	$930,617	$928,070	04/03/06	$2,547

Forward		Aggregate		Unrealized
Currency		Face	Settlement	Appreciation
Contracts to Sell	Value	Value	Date	(Depreciation)
AUD	$930,617	$958,100	04/03/06	$27,483
AUD	930,097	927,485	05/03/06	(2,612)
CAD	265,521	270,358	04/10/06	4,837
CAD	1,349,441	1,351,305	04/21/06	1,864
EUR	1,273,821	1,267,613	04/18/06	(6,208)
EUR	144,419	144,025	04/24/06	(394)
EUR	2,584,970	2,578,323	04/24/06	(6,647)
EUR	722,223	715,690	04/27/06	(6,533)
EUR	145,667	144,385	04/28/06	(1,282)
GBP	834,096	830,609	04/18/06	(3,487)
GBP	1,550,117	1,557,851	04/24/06	7,734
GBP	408,035	408,430	04/10/06	395
				$15,150

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.6%

BASIC MATERIALS – 4.4%
Chemicals – 2.6%
Agricultural Chemicals – 0.2%
IMC Global, Inc.
	10.875% 08/01/13	365,000	417,925
			417,925
Chemicals-Diversified – 1.2%
EquiStar Chemicals LP
	10.125% 09/01/08	255,000	270,938
	10.625% 05/01/11	1,005,000	1,087,912
NOVA Chemicals Corp.
	6.500% 01/15/12	665,000	618,450
	7.561% 11/15/13(a)	190,000	190,000
			2,167,300
Chemicals-Specialty – 0.5%
Nalco Co.
	7.750% 11/15/11	825,000	837,375
			837,375
Industrial-Gases – 0.7%
Airgas, Inc.
	9.125% 10/01/11	1,100,000	1,163,250
			1,163,250
	Chemicals Total		4,585,850
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Boise Cascade LLC
	7.125% 10/15/14	1,915,000	1,847,975
			1,847,975
	Forest Products & Paper Total		1,847,975
Iron/Steel – 0.8%
Steel-Producers – 0.8%
Russel Metals, Inc.
	6.375% 03/01/14	985,000	967,763

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Producers – (continued)
United States Steel Corp.
	9.750% 05/15/10	500,000	540,000
			1,507,763
	Iron/Steel Total		1,507,763
	BASIC MATERIALS TOTAL		7,941,588
COMMUNICATIONS – 13.8%
Media – 9.8%
Cable TV – 4.2%
DirecTV Holdings LLC
	6.375% 06/15/15	330,000	325,875
	8.375% 03/15/13	1,776,000	1,902,540
EchoStar DBS Corp.
	5.750% 10/01/08	1,105,000	1,095,331
	6.625% 10/01/14	1,775,000	1,712,875
Rogers Cable, Inc.
	6.250% 06/15/13	750,000	744,375
	7.875% 05/01/12	1,590,000	1,713,225
			7,494,221
Multimedia – 2.3%
Emmis Operating Co.
	6.875% 05/15/12	875,000	844,375
Lamar Media Corp.
	7.250% 01/01/13	3,325,000	3,391,500
			4,235,875
Publishing-Periodicals – 2.1%
Dex Media West LLC
	9.875% 08/15/13	1,640,000	1,810,150
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	585,000	652,275
	10.875% 12/15/12	1,175,000	1,310,125
			3,772,550
Television – 1.2%
LIN Television Corp.
	6.500% 05/15/13	1,550,000	1,457,000
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	650,000	683,313
			2,140,313
	Media Total		17,642,959

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 4.0%
Cellular Telecommunications – 1.8%
Nextel Communications, Inc.
	7.375% 08/01/15	1,775,000	1,862,693
Rogers Wireless, Inc.
	7.500% 03/15/15	340,000	363,800
	8.000% 12/15/12	940,000	996,400
			3,222,893
Telephone-Integrated – 1.9%
Citizens Communications Co.
	9.000% 08/15/31	1,010,000	1,079,437
Qwest Corp.
	8.875% 03/15/12	2,120,000	2,374,400
			3,453,837
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	590,000	616,550
			616,550
	Telecommunication Services Total		7,293,280
	COMMUNICATIONS TOTAL		24,936,239
CONSUMER CYCLICAL – 18.1%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	815,000	839,450
			839,450
	Apparel Total		839,450
Auto Parts & Equipment – 0.8%
Auto/Truck Parts & Equipment-Original – 0.8%
Accuride Corp.
	8.500% 02/01/15	615,000	609,619
TRW Automotive, Inc.
	9.375% 02/15/13	720,000	778,500
			1,388,119
	Auto Parts & Equipment Total		1,388,119
Entertainment – 2.9%
Music – 1.1%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	500,000	502,500

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Music – (continued)
Warner Music Group
	7.375% 04/15/14	1,525,000	1,509,750
			2,012,250
Racetracks – 0.9%
Speedway Motorsports, Inc.
	6.750% 06/01/13	1,490,000	1,497,450
			1,497,450
Theaters – 0.9%
Cinemark USA, Inc.
	9.000% 02/01/13	1,560,000	1,653,600
			1,653,600
	Entertainment Total		5,163,300
Home Builders – 1.7%
Building-Residential/Commercial – 1.7%
Beazer Homes USA, Inc.
	6.875% 07/15/15	860,000	819,150
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	315,000	302,400
	6.375% 12/15/14	270,000	250,425
	6.500% 01/15/14	840,000	789,600
KB Home
	5.875% 01/15/15	750,000	686,250
	8.625% 12/15/08	250,000	263,750
			3,111,575
	Home Builders Total		3,111,575
Home Furnishings – 0.7%
Home Furnishings – 0.7%
Sealy Mattress Co.
	8.250% 06/15/14	1,305,000	1,353,937
			1,353,937
	Home Furnishings Total		1,353,937
Leisure Time – 2.1%
Cruise Lines – 1.4%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	700,000	727,125
	8.750% 02/02/11	1,665,000	1,854,394
			2,581,519

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Leisure & Recreational Products – 0.7%
K2, Inc.
	7.375% 07/01/14	400,000	401,000
Leslie’s Poolmart
	7.750% 02/01/13	850,000	856,375
			1,257,375
	Leisure Time Total		3,838,894
Lodging – 6.2%
Casino Hotels – 5.3%
Caesars Entertainment, Inc.
	7.875% 03/15/10	685,000	729,525
	9.375% 02/15/07	100,000	103,250
CCM Merger, Inc.
	8.000% 08/01/13(b)	1,030,000	1,024,850
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	480,000	490,800
Kerzner International Ltd.
	6.750% 10/01/15	745,000	787,838
MGM Mirage
	6.000% 10/01/09	1,850,000	1,822,250
	8.500% 09/15/10	815,000	872,050
Station Casinos, Inc.
	6.875% 03/01/16	2,265,000	2,273,494
Wynn Las Vegas LLC
	6.625% 12/01/14	1,465,000	1,432,037
			9,536,094
Hotels & Motels – 0.9%
Hilton Hotels Corp.
	7.500% 12/15/17	505,000	544,847
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	985,000	1,066,263
			1,611,110
	Lodging Total		11,147,204
Retail – 3.2%
Retail-Automobiles – 1.5%
AutoNation, Inc.
	9.000% 08/01/08	1,720,000	1,859,750

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Automobiles – (continued)
Group 1 Automotive, Inc.
	8.250% 08/15/13	940,000	930,600
			2,790,350
Retail-Convenience Store – 0.9%
Couche-Tard
	7.500% 12/15/13	1,655,000	1,704,650
			1,704,650
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	480,000	480,000
			480,000
Retail-Restaurants – 0.5%
Domino’s, Inc.
	8.250% 07/01/11	825,000	849,750
			849,750
	Retail Total		5,824,750
	CONSUMER CYCLICAL TOTAL		32,667,229
CONSUMER NON-CYCLICAL – 15.1%
Beverages – 2.3%
Beverages-Non-Alcoholic – 1.4%
Cott Beverages, Inc.
	8.000% 12/15/11	2,385,000	2,438,662
			2,438,662
Beverages-Wine/Spirits – 0.9%
Constellation Brands, Inc.
	8.000% 02/15/08	575,000	595,125
	8.125% 01/15/12	1,000,000	1,051,250
			1,646,375
	Beverages Total		4,085,037
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	750,000	774,375
			774,375
	Biotechnology Total		774,375

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 4.9%
Commercial Services – 1.8%
Iron Mountain, Inc.
	7.750% 01/15/15	530,000	536,625
	8.625% 04/01/13	1,695,000	1,769,156
Mac-Gray Corp.
	7.625% 08/15/15	950,000	969,000
			3,274,781
Funeral Services & Related Items – 0.6%
Service Corp. International
	6.750% 04/01/16	185,000	184,075
Stewart Enterprises, Inc.
	7.750% 02/15/13(b)	830,000	792,650
			976,725
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	605,000	591,484
			591,484
Private Corrections – 1.5%
Corrections Corp. of America
	6.250% 03/15/13	700,000	686,875
	7.500% 05/01/11	1,870,000	1,921,425
			2,608,300
Rental Auto/Equipment – 0.7%
NationsRent, Inc.
	9.500% 10/15/10	615,000	669,581
United Rentals, Inc.
	7.000% 02/15/14	25,000	24,000
	7.750% 11/15/13	610,000	606,950
			1,300,531
	Commercial Services Total		8,751,821
Food – 0.7%
Food-Miscellaneous/Diversified – 0.7%
Del Monte Corp.
	6.750% 02/15/15	1,335,000	1,311,638
			1,311,638
	Food Total		1,311,638

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 5.1%
Medical Products – 1.0%
Fisher Scientific International, Inc.
	6.750% 08/15/14	1,725,000	1,753,031
			1,753,031
Medical-HMO – 0.9%
Coventry Health Care, Inc.
	5.875% 01/15/12	1,695,000	1,680,265
			1,680,265
Medical-Hospitals – 2.6%
Community Health Systems
	6.500% 12/15/12	340,000	329,800
HCA, Inc.
	6.950% 05/01/12	2,470,000	2,496,145
Triad Hospitals, Inc.
	7.000% 05/15/12	775,000	778,875
	7.000% 11/15/13	1,100,000	1,089,000
			4,693,820
Medical-Nursing Homes – 0.4%
Extendicare Health Services, Inc.
	6.875% 05/01/14	640,000	662,400
	9.500% 07/01/10	45,000	47,587
			709,987
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	325,000	293,313
			293,313
	Healthcare Services Total		9,130,416
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.6%
Scotts Co.
	6.625% 11/15/13	1,125,000	1,130,625
			1,130,625
	Household Products/Wares Total		1,130,625
Pharmaceuticals – 1.1%
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15	735,000	740,513
			740,513

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Wholesale Drug Distribution – 0.5%
AmerisourceBergen Corp.
	5.625% 09/15/12(b)	975,000	959,566
			959,566
Pharmacy Services – 0.2%
Omnicare, Inc.
	6.750% 12/15/13	335,000	333,325
			333,325
Pharmaceuticals Total			2,033,404
CONSUMER NON-CYCLICAL TOTAL			27,217,316
ENERGY – 13.3%
Coal – 2.9%
Coal – 2.9%
Arch Western Finance LLC
	6.750% 07/01/13	1,800,000	1,791,000
Massey Energy Co.
	6.875% 12/15/13(b)	740,000	728,900
Peabody Energy Corp.
	5.875% 04/15/16	375,000	360,000
	6.875% 03/15/13	2,305,000	2,345,337
			5,225,237
Coal Total			5,225,237
Oil & Gas – 5.9%
Oil & Gas Drilling – 0.7%
Pride International, Inc.
	7.375% 07/15/14	1,225,000	1,298,500
			1,298,500
Oil Companies-Exploration & Production – 4.9%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,541,525
	7.500% 09/15/13	735,000	771,750
	7.750% 01/15/15	550,000	574,750
Compton Petroleum Corp.
	7.625% 12/01/13	395,000	396,975
Newfield Exploration Co.
	6.625% 09/01/14	1,800,000	1,818,000
Plains Exploration & Production Co.
	7.125% 06/15/14	1,395,000	1,440,337

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Pogo Producing Co.
	6.625% 03/15/15	595,000	590,537
	8.250% 04/15/11	555,000	577,200
Vintage Petroleum, Inc.
	7.875% 05/15/11	650,000	676,000
	8.250% 05/01/12	465,000	494,063
			8,881,137
Oil Refining & Marketing – 0.3%
Tesoro Corp.
	6.625% 11/01/15(b)	415,000	408,775
			408,775
Oil & Gas Total			10,588,412
Oil & Gas Services – 2.4%
Oil Field Machinery & Equipment – 1.0%
Grant Prideco, Inc.
	6.125% 08/15/15	1,755,000	1,733,063
			1,733,063
Oil-Field Services – 1.4%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	875,000	850,938
Universal Compression, Inc.
	7.250% 05/15/10	1,685,000	1,722,912
			2,573,850
Oil & Gas Services Total			4,306,913
Pipelines – 2.1%
Pipelines – 2.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	330,000	343,613
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	570,000	579,975
MarkWest Energy Partners LP
	6.875% 11/01/14	760,000	722,000
Williams Companies, Inc.
	6.375% 10/01/10(b)	415,000	416,556

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12	1,660,000	1,788,650
			3,850,794
Pipelines Total			3,850,794
ENERGY TOTAL			23,971,356
FINANCIALS – 2.9%
Diversified Financial Services – 2.5%
Finance-Investment Banker/Broker – 0.9%
E*Trade Financial Corp.
	7.375% 09/15/13	955,000	978,875
LaBranche & Co., Inc.
	11.000% 05/15/12	575,000	636,813
			1,615,688
Special Purpose Entity – 1.6%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(b)	2,940,000	2,989,274
			2,989,274
Diversified Financial Services Total			4,604,962
Real Estate Investment Trusts – 0.4%
REITS-Hotels – 0.4%
Host Marriott LP
	6.375% 03/15/15	745,000	735,687
			735,687
Real Estate Investment Trusts Total			735,687
FINANCIALS TOTAL			5,340,649
INDUSTRIALS – 14.1%
Aerospace & Defense – 2.2%
Aerospace/Defense-Equipment – 1.1%
DRS Technologies, Inc.
	6.625% 02/01/16	700,000	696,500
Sequa Corp.
	9.000% 08/01/09	530,000	567,100
TransDigm, Inc.
	8.375% 07/15/11	750,000	787,500
			2,051,100
Electronics-Military – 1.1%
L-3 Communications Corp.
	6.375% 10/15/15	735,000	727,650

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics-Military – (continued)
	7.625% 06/15/12	1,210,000	1,255,375
			1,983,025
Aerospace & Defense Total			4,034,125
Environmental Control – 1.0%
Non-Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.
	5.750% 02/15/11	170,000	161,075
	6.375% 04/15/11	1,005,000	986,156
	6.500% 11/15/10	690,000	683,100
			1,830,331
Environmental Control Total			1,830,331
Machinery-Diversified – 1.3%
Machinery-General Industry – 1.3%
Manitowoc Co., Inc.
	7.125% 11/01/13	885,000	904,913
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	1,460,000	1,470,950
			2,375,863
Machinery-Diversified Total			2,375,863
Miscellaneous Manufacturing – 1.1%
Diversified Manufacturing Operators – 1.1%
Bombardier, Inc.
	6.300% 05/01/14(b)	715,000	654,225
Trinity Industries, Inc.
	6.500% 03/15/14	1,310,000	1,313,275
			1,967,500
Miscellaneous Manufacturing Total			1,967,500
Packaging & Containers – 4.9%
Containers-Metal/Glass – 4.4%
Ball Corp.
	6.875% 12/15/12	2,760,000	2,829,000
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)	585,000	606,938
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	660,000	689,700
	8.875% 02/15/09	290,000	301,963

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	1,425,000	1,435,687
Silgan Holdings, Inc.
	6.750% 11/15/13	2,085,000	2,085,000
			7,948,288
Containers-Paper/Plastic – 0.5%
Jefferson Smurfit Corp.
	8.250% 10/01/12	400,000	393,000
Smurfit-Stone Container Corp.
	8.375% 07/01/12	535,000	526,306
			919,306
Packaging & Containers Total			8,867,594
Transportation – 3.6%
Transportation-Marine – 2.8%
Overseas Shipholding Group
	8.250% 03/15/13	1,165,000	1,234,900
Stena AB
	7.500% 11/01/13	1,250,000	1,237,500
Teekay Shipping Corp.
	8.875% 07/15/11	2,210,000	2,442,050
			4,914,450
Transportation-Services – 0.8%
Offshore Logistics, Inc.
	6.125% 06/15/13	1,570,000	1,475,800
			1,475,800
Transportation Total			6,390,250
INDUSTRIALS TOTAL			25,465,663
TECHNOLOGY – 1.2%
Office/Business Equipment – 0.4%
Office Automation & Equipment – 0.4%
Xerox Corp.
	6.400% 03/15/16	10,000	9,988
	7.125% 06/15/10	725,000	754,906
			764,894
Office/Business Equipment Total			764,894

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – 0.8%
Electronic Components-Semiconductors – 0.8%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	1,340,000	1,366,800
			1,366,800
Semiconductors Total			1,366,800
TECHNOLOGY TOTAL			2,131,694
UTILITIES – 4.7%
Electric – 4.7%
Electric-Generation – 1.8%
AES Corp.
	7.750% 03/01/14	2,140,000	2,247,000
Edison Mission Energy
	7.730% 06/15/09	930,000	954,412
			3,201,412
Electric-Integrated – 1.7%
CMS Energy Corp.
	6.875% 12/15/15	300,000	305,250
	8.500% 04/15/11	190,000	206,150
Mirant Mid Atlantic LLC
	8.625% 06/30/12	293,614	314,534
Nevada Power Co.
	5.875% 01/15/15	775,000	762,778
	6.500% 04/15/12	200,000	204,234
NorthWestern Corp.
	5.875% 11/01/14	50,000	49,938
TECO Energy, Inc.
	6.750% 05/01/15	675,000	695,250
	7.000% 05/01/12	595,000	617,312
			3,155,446
Independent Power Producer – 1.2%
Mirant North America LLC
	7.375% 12/31/13(b)	670,000	685,075
MSW Energy Holdings LLC
	7.375% 09/01/10	400,000	412,000
NRG Energy, Inc.
	7.250% 02/01/14	535,000	544,363

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.375% 02/01/16	435,000	445,331
			2,086,769
Electric Total			8,443,627
UTILITIES TOTAL			8,443,627
	Total Corporate Fixed-Income Bonds & Notes (cost of $160,154,472)		158,115,361

		Units
Warrants(c) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)	50	1
			1
Telecommunication Services Total			1
COMMUNICATIONS TOTAL			1
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(b)(d)	153	1,543
			1,543
Transportation Total			1,543
INDUSTRIALS TOTAL			1,543
	Total Warrants (cost of $2,500)		1,544

		Par ($)
Short-Term Obligation – 11.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Note maturing 03/31/08, market value of $20,731,963 (repurchase proceeds $20,330,401)	20,323,000	20,323,000
	Total Short-Term Obligation (cost of $20,323,000)		20,323,000

Total Investments – 98.9% (cost of $180,479,972)(e)(f)	178,439,905

Other Assets & Liabilities, Net – 1.1%	2,047,863

Net Assets – 100.0%	180,487,768

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $12,429,000, which represents 6.9% of net assets.

	Security	Acquisition Date	Unit	Acquisition Cost	Value
	UbiquiTel, Inc.	04/11/00	50	$2,500	$1
	QDI LLC	06/01/02	153	—	1,543
$1,544

(c)			Non-income producing security.
(d)			Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(e)			Cost for federal income tax purposes is $181,236,834.
(f)			Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Depreciation
	$699,889	$(3,496,818)		$(2,796,929)

Acronym			Name

REIT			Real Estate Investment Trust

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 10.6%
Auto Components – 2.4%
	Compagnie Generale des Etablissements Michelin, Class B	9,371	587,974
	Continental AG	4,886	537,477
	Denso Corp.	14,600	577,053
Auto Components Total			1,702,504
Automobiles – 1.9%
	Toyota Motor Corp.	23,700	1,290,916
Automobiles Total			1,290,916
Distributors – 0.7%
	Canon Marketing Japan, Inc.	21,000	452,384
Distributors Total			452,384
Household Durables – 3.0%
	JM AB	7,500	475,871
	Makita Corp.	10,300	317,735
	Matsushita Electric Industrial Co., Ltd.	33,000	731,193
	Taylor Woodrow PLC	81,944	573,899
Household Durables Total			2,098,698
Leisure Equipment & Products – 0.5%
	Sega Sammy Holdings, Inc.	8,800	357,549
Leisure Equipment & Products Total			357,549
Media – 2.1%
	Publicis Groupe	13,426	522,829
	Vivendi Universal SA	28,216	965,886
Media Total			1,488,715
CONSUMER DISCRETIONARY TOTAL			7,390,766
CONSUMER STAPLES – 5.7%
Beverages – 0.7%
	Diageo PLC	32,522	512,250
Beverages Total			512,250
Food Products – 2.5%
	Nestle SA, Registered Shares	3,997	1,186,676
	Unilever PLC	56,689	579,627
Food Products Total			1,766,303
Household Products – 0.5%
	Kao Corp.	13,000	341,949
Household Products Total			341,949
Tobacco – 2.0%
	British American Tobacco PLC	20,534	497,778
	Imperial Tobacco Group PLC	15,371	455,584

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Japan Tobacco, Inc.	115	404,206
Tobacco Total			1,357,568
CONSUMER STAPLES TOTAL			3,978,070
ENERGY – 10.4%
Oil, Gas & Consumable Fuels – 10.4%
	BP PLC	106,328	1,221,466
	EnCana Corp.	11,000	513,336
	ENI S.p.A.	35,790	1,019,113
	Norsk Hydro ASA	6,700	924,953
	PetroChina Co., Ltd., Class H	532,000	561,027
	Royal Dutch Shell PLC, Class A	15,909	497,065
	Royal Dutch Shell PLC, Class B	20,643	671,505
	Statoil ASA	17,050	485,849
	Total SA	4,239	1,117,436
	Yanzhou Coal Mining Co., Ltd., Class H	276,000	240,734
Oil, Gas & Consumable Fuels Total			7,252,484
ENERGY TOTAL			7,252,484
FINANCIALS – 31.3%
Capital Markets – 4.9%
	Credit Suisse Group, Registered Shares	11,846	664,177
	Daiwa Securities Group, Inc.	35,000	469,866
	Deutsche Bank AG, Registered Shares	7,642	871,018
	Nomura Holdings, Inc.	33,400	745,456
	UBS AG, Registered Shares	6,210	680,209
Capital Markets Total			3,430,726
Commercial Banks – 18.4%
	Australia & New Zealand Banking Group Ltd.	20,200	382,782
	Banco Bilbao Vizcaya Argentaria SA	57,082	1,190,334
	Banco Santander Central Hispano SA	61,451	898,023
	Barclays PLC	97,611	1,142,502
	BNP Paribas SA	10,978	1,018,900
	Depfa Bank PLC	34,798	619,671
	ForeningsSparbanken AB	14,300	402,792
	HBOS PLC	55,976	934,158
	HSBC Holdings PLC	59,865	1,003,841
	Industrial Bank of Korea	24,770	457,546
	Mega Financial Holding Co., Ltd.	368,000	277,006

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Mitsubishi UFJ Financial Group, Inc.	67	1,020,536
	Mizuho Financial Group, Inc.	50	409,278
	Societe Generale	6,568	986,590
	Sumitomo Mitsui Financial Group, Inc.	44	485,991
	Sumitomo Trust & Banking Co., Ltd.	45,000	521,071
	United Overseas Bank Ltd.	60,000	579,094
	Westpac Banking Corp.	34,247	582,863
Commercial Banks Total			12,912,978
Consumer Finance – 0.8%
	ORIX Corp.	1,710	530,054
Consumer Finance Total			530,054
Diversified Financial Services – 2.1%
	Fortis	18,134	646,851
	ING Groep NV	20,557	810,344
Diversified Financial Services Total			1,457,195
Insurance – 4.1%
	Allianz AG, Registered Shares	4,922	821,592
	Aviva PLC	45,474	631,735
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,992	424,021
	Sampo Oyj, Class A	33,200	698,297
	Storebrand ASA (a)	27,200	303,071
Insurance Total			2,878,716
Real Estate – 1.0%
	Sun Hung Kai Properties Ltd.	25,000	253,062
	Swire Pacific Ltd., Class A	49,000	479,392
Real Estate Total			732,454
FINANCIALS TOTAL			21,942,123
HEALTH CARE – 8.6%
Pharmaceuticals – 8.6%
	Altana AG	7,636	472,122
	AstraZeneca PLC	20,610	1,037,361
	Eisai Co., Ltd.	8,100	353,155
	GlaxoSmithKline PLC	25,267	660,008
	H. Lundbeck A/S	18,400	402,526
	Novartis AG, Registered Shares	13,304	739,987
	Roche Holding AG, Genusschein Shares	3,652	543,828
	Sanofi-Aventis	8,165	776,920
	Schering AG	4,124	428,966

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Takeda Pharmaceutical Co., Ltd.	10,800	615,317
Pharmaceuticals Total			6,030,190
HEALTH CARE TOTAL			6,030,190
INDUSTRIALS – 10.3%
Aerospace & Defense – 0.3%
	Singapore Technologies Engineering Ltd.	124,000	237,879
Aerospace & Defense Total			237,879
Airlines – 0.6%
	British Airways PLC (a)	72,031	440,997
Airlines Total			440,997
Construction & Engineering – 0.5%
	Shimizu Corp.	49,000	356,247
Construction & Engineering Total			356,247
Electrical Equipment – 1.6%
	ABB Ltd., Registered Shares (a)	41,501	523,102
	Mitsubishi Electric Corp.	74,000	628,363
Electrical Equipment Total			1,151,465
Industrial Conglomerates – 0.4%
	SembCorp Industries Ltd. (a)	117,140	253,508
Industrial Conglomerates Total			253,508
Machinery – 4.3%
	Andritz AG	1,719	250,420
	Atlas Copco AB, Class B	24,000	625,049
	Komatsu Ltd.	35,000	667,893
	Saurer AG, Registered Shares (a)	5,409	431,551
	Stork NV	12,036	671,581
	Volvo AB, Class B	7,200	336,453
Machinery Total			2,982,947
Road & Rail – 1.1%
	Central Japan Railway Co.	58	571,720
	ComfortDelGro Corp., Ltd.	176,000	182,874
Road & Rail Total			754,594
Trading Companies & Distributors – 1.5%
	Hitachi High-Technologies Corp.	14,900	393,901

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
	Mitsubishi Corp.	28,300	644,688
Trading Companies & Distributors Total			1,038,589
INDUSTRIALS TOTAL			7,216,226
INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 2.4%
	Nokia OYJ	55,300	1,145,815
	Telefonaktiebolaget LM Ericsson, ADR	13,100	494,132
Communications Equipment Total			1,639,947
Computers & Peripherals – 1.5%
	FUJITSU Ltd.	35,000	295,448
	Lite-On Technology Corp.	309,000	427,834
	Wincor Nixdorf AG	2,833	356,830
Computers & Peripherals Total			1,080,112
Electronic Equipment & Instruments – 1.2%
	Hoya Corp.	9,900	399,720
	Kyocera Corp.	5,000	440,495
Electronic Equipment & Instruments Total			840,215
IT Services – 0.7%
	CGI Group, Inc., Class A (a)	72,400	480,455
IT Services Total			480,455
Office Electronics – 1.1%
	Canon, Inc.	11,800	779,509
Office Electronics Total			779,509
Semiconductors & Semiconductor Equipment – 1.2%
	Advantest Corp.	2,100	249,252
	Samsung Electronics Co., Ltd., GDR, Registered Shares (b)	1,178	385,046
	Taiwan Semiconductor Manufacturing Co. Ltd.	20,099	202,196
Semiconductors & Semiconductor Equipment Total			836,494
Software – 0.5%
	Cognos, Inc. (a)	8,600	334,540
Software Total			334,540
INFORMATION TECHNOLOGY TOTAL			5,991,272
MATERIALS – 7.3%
Chemicals – 5.4%
	BASF AG (a)	12,519	981,814
	Bayer AG	6,779	270,838
	Clariant AG, Registered Shares (a)	21,392	331,463
	Shin-Etsu Chemical Co., Ltd.	7,500	407,307

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Sumitomo Chemical Co., Ltd.	63,000	513,682
	Syngenta AG (a)	3,479	489,022
	Teijin Ltd.	65,000	432,577
	Yara International ASA	21,900	348,350
Chemicals Total			3,775,053
Construction Materials – 0.4%
	Titan Cement Co. SA	5,479	261,599
Construction Materials Total			261,599
Metals & Mining – 1.5%
	Kobe Steel Ltd.	143,000	543,311
	Rio Tinto PLC	10,222	526,932
Metals & Mining Total			1,070,243
MATERIALS TOTAL			5,106,895
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 2.2%
	Chunghwa Telecom Co. Ltd., ADR	25,300	495,627
	Deutsche Telekom AG, Registered Shares (a)	36,414	613,738
	Nippon Telegraph & Telephone Corp.	107	460,641
Diversified Telecommunication Services Total			1,570,006
Wireless Telecommunication Services – 0.9%
	China Mobile Hong Kong Ltd.	45,000	235,173
	Taiwan Mobile Co., Ltd	386,000	367,427
Wireless Telecommunication Services Total			602,600
TELECOMMUNICATION SERVICES TOTAL			2,172,606
UTILITIES – 4.0%
Electric Utilities – 2.7%
	E.ON AG (a)	7,751	851,732
	Endesa SA	16,839	543,033
	Terna S.p.A.	199,522	524,195
Electric Utilities Total			1,918,960
Gas Utilities – 0.5%
	Tokyo Gas Co., Ltd.	74,000	323,900
Gas Utilities Total			323,900

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.8%
	Electric Power Development Co., Ltd.	18,360	582,047
Independent Power Producers & Energy Traders Total			582,047
UTILITIES TOTAL			2,824,907

	Total Common Stocks (cost of $55,046,609)		69,905,539
Investment Company – 0.3%
	iShares MSCI EAFE Index Fund	3,740	242,801

	Total Investment Company (cost of $226,568)		242,801

		Par ($)
Short-Term Obligations – 0.8%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $563,438 (repurchase proceeds $552,201)	552,000	552,000

	Total Short-Term Obligations (cost of $552,000)		552,000

	Total Investments – 101.0% (cost of $55,825,177)(c)(d)		70,700,340

	Other Assets & Liabilities, Net – (1.0)%		(732,828)

	Net Assets – 100.0%		69,967,512

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security, which is not illiquid, represents 0.6% of net assets.

7

(c)	Cost for federal income tax purposes is $55,825,177.
(d)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,301,982	$(426,819)	$14,875,163

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Growth & Income Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 8.2%
Auto Components – 0.8%
	Johnson Controls, Inc.	22,500	1,708,425
Auto Components Total			1,708,425
Hotels, Restaurants & Leisure – 3.0%
	Carnival Corp.	17,700	838,449
	McDonald’s Corp.	71,121	2,443,718
	Starwood Hotels & Resorts Worldwide, Inc.	44,300	3,000,439
Hotels, Restaurants & Leisure Total			6,282,606
Media – 1.1%
	News Corp., Class A	100,600	1,670,966
	Viacom, Inc., Class A (a)	14,375	557,175
Media Total			2,228,141
Multiline Retail – 2.0%
	Federated Department Stores, Inc.	30,004	2,190,292
	JC Penney Co., Inc.	33,213	2,006,397
Multiline Retail Total			4,196,689
Specialty Retail – 1.3%
	Office Depot, Inc. (a)	39,300	1,463,532
	Staples, Inc.	54,000	1,378,080
Specialty Retail Total			2,841,612
CONSUMER DISCRETIONARY TOTAL			17,257,473
CONSUMER STAPLES – 4.9%
Beverages – 2.0%
	Diageo PLC, ADR	32,557	2,065,090
	PepsiCo, Inc.	36,702	2,121,009
Beverages Total			4,186,099
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	51,100	2,044,000
Food Products Total			2,044,000
Tobacco – 1.9%
	Altria Group, Inc.	56,916	4,033,068
Tobacco Total			4,033,068
CONSUMER STAPLES TOTAL			10,263,167
ENERGY – 13.2%
Energy Equipment & Services – 4.3%
	ENSCO International, Inc.	10,900	560,805
	Halliburton Co.	30,224	2,206,956
	Nabors Industries Ltd. (a)	19,400	1,388,652
	National Oilwell Varco, Inc. (a)	41,300	2,648,156

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Schlumberger Ltd.	17,730	2,244,086
Energy Equipment & Services Total			9,048,655
Oil, Gas & Consumable Fuels – 8.9%
	ConocoPhillips	23,686	1,495,771
	Exxon Mobil Corp.	75,894	4,618,909
	Marathon Oil Corp.	27,053	2,060,627
	Murphy Oil Corp.	15,800	787,156
	Occidental Petroleum Corp.	47,500	4,400,875
	Valero Energy Corp.	54,700	3,269,966
	Williams Companies, Inc.	93,800	2,006,382
Oil, Gas & Consumable Fuels Total			18,639,686
ENERGY TOTAL			27,688,341
FINANCIALS – 35.3%
Capital Markets – 8.1%
	Bank of New York Co., Inc.	88,491	3,189,216
	Deutsche Bank AG	5,700	651,168
	Franklin Resources, Inc.	10,330	973,499
	Goldman Sachs Group, Inc.	14,951	2,346,709
	Lehman Brothers Holdings, Inc.	10,100	1,459,753
	Merrill Lynch & Co., Inc.	66,964	5,274,084
	Morgan Stanley	28,450	1,787,229
	Nuveen Investments, Inc., Class A	29,100	1,401,165
Capital Markets Total			17,082,823
Commercial Banks – 10.7%
	Marshall & Ilsley Corp.	53,881	2,348,134
	Mitsubishi UFJ Financial Group, Inc., ADR	98,300	1,495,143
	PNC Financial Services Group, Inc.	32,390	2,180,171
	SunTrust Banks, Inc.	12,600	916,776
	UnionBanCal Corp.	8,600	603,376
	US Bancorp	154,609	4,715,575
	Wachovia Corp.	96,105	5,386,685
	Wells Fargo & Co.	76,005	4,854,439
Commercial Banks Total			22,500,299
Diversified Financial Services – 5.9%
	CIT Group, Inc.	19,500	1,043,640
	Citigroup, Inc.	170,155	8,036,421
	JPMorgan Chase & Co.	77,392	3,222,603
Diversified Financial Services Total			12,302,664

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 6.9%
	Allstate Corp.	32,417	1,689,250
	AMBAC Financial Group, Inc.	26,276	2,091,569
	American International Group, Inc.	46,696	3,086,139
	Genworth Financial, Inc., Class A	63,200	2,112,776
	Hartford Financial Services Group, Inc.	25,065	2,018,986
	St. Paul Travelers Companies, Inc.	35,600	1,487,724
	UnumProvident Corp.	47,400	970,752
	XL Capital Ltd., Class A	16,569	1,062,238
Insurance Total			14,519,434
Real Estate – 2.6%
	Archstone-Smith Trust, REIT	21,808	1,063,576
	Host Marriott Corp., REIT	83,600	1,789,040
	Kimco Realty Corp., REIT	30,443	1,237,204
	Prologis Trust, REIT	24,100	1,289,350
Real Estate Total			5,379,170
Thrifts & Mortgage Finance – 1.1%
	Golden West Financial Corp.	32,700	2,220,330
Thrifts & Mortgage Finance Total			2,220,330
FINANCIALS TOTAL			74,004,720
HEALTH CARE – 9.6%
Health Care Equipment & Supplies – 0.9%
	Baxter International, Inc.	46,800	1,816,308
Health Care Equipment & Supplies Total			1,816,308
Health Care Providers & Services – 2.2%
	Aetna, Inc.	31,576	1,551,644
	Cigna Corp.	24,311	3,175,503
Health Care Providers & Services Total			4,727,147
Pharmaceuticals – 6.5%
	AstraZeneca PLC, ADR	39,300	1,974,039
	GlaxoSmithKline PLC, ADR	39,423	2,062,217
	Novartis AG, ADR	36,443	2,020,400
	Pfizer, Inc.	219,105	5,460,097
	Sanofi-Aventis, ADR	44,400	2,106,780
Pharmaceuticals Total			13,623,533
HEALTH CARE TOTAL			20,166,988
INDUSTRIALS – 8.7%
Aerospace & Defense – 2.4%
	General Dynamics Corp.	27,244	1,743,071

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	United Technologies Corp.	57,080	3,308,928
Aerospace & Defense Total			5,051,999
Industrial Conglomerates – 0.8%
	General Electric Co.	48,688	1,693,369
Industrial Conglomerates Total			1,693,369
Machinery – 2.9%
	Caterpillar, Inc.	41,800	3,001,658
	Eaton Corp.	15,914	1,161,244
	Ingersoll-Rand Co., Ltd., Class A	47,000	1,964,130
Machinery Total			6,127,032
Road & Rail – 2.6%
	Burlington Northern Santa Fe Corp.	42,600	3,549,858
	Norfolk Southern Corp.	32,500	1,757,275
Road & Rail Total			5,307,133
INDUSTRIALS TOTAL			18,179,533
INFORMATION TECHNOLOGY – 5.9%
Communications Equipment – 1.1%
	Motorola, Inc.	50,500	1,156,955
	Nokia OYJ, ADR	55,300	1,145,816
Communications Equipment Total			2,302,771
Computers & Peripherals – 2.8%
	Hewlett-Packard Co.	125,700	4,135,530
	International Business Machines Corp.	21,751	1,793,805
Computers & Peripherals Total			5,929,335
Electronic Equipment & Instruments – 0.8%
	Agilent Technologies, Inc. (a)	45,000	1,689,750
Electronic Equipment & Instruments Total			1,689,750
Semiconductors & Semiconductor Equipment – 1.2%
	Fairchild Semiconductor International, Inc. (a)	57,200	1,090,804
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	133,300	1,340,998
Semiconductors & Semiconductor Equipment Total			2,431,802
INFORMATION TECHNOLOGY TOTAL			12,353,658
MATERIALS – 5.7%
Chemicals – 0.7%
	Rohm & Haas Co.	29,700	1,451,439
Chemicals Total			1,451,439

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 1.2%
	Cemex SA de CV, ADR	19,700	1,286,016
	Vulcan Materials Co.	15,900	1,377,735
Construction Materials Total			2,663,751
Containers & Packaging – 0.5%
	Crown Holdings, Inc. (a)	56,600	1,004,084
Containers & Packaging Total			1,004,084
Metals & Mining – 3.3%
	Freeport-McMoRan Copper & Gold, Inc., Class B	25,600	1,530,112
	Nucor Corp.	10,600	1,110,774
	Phelps Dodge Corp.	16,500	1,328,745
	Rio Tinto PLC	11,500	2,380,500
	United States Steel Corp.	9,200	558,256
Metals & Mining Total			6,908,387
MATERIALS TOTAL			12,027,661
TELECOMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 2.5%
	AT&T, Inc.	96,285	2,603,546
	Verizon Communications, Inc.	80,745	2,750,175
Diversified Telecommunication Services Total			5,353,721
TELECOMMUNICATION SERVICES TOTAL			5,353,721
UTILITIES – 4.3%
Electric Utilities – 3.5%
	Edison International	41,924	1,726,430
	Entergy Corp.	25,175	1,735,564
	Exelon Corp.	42,474	2,246,875
	FPL Group, Inc.	39,300	1,577,502
Electric Utilities Total			7,286,371
Multi-Utilities – 0.8%
	PG&E Corp.	43,572	1,694,951
Multi-Utilities Total			1,694,951
UTILITIES TOTAL			8,981,322

	Total Common Stocks (cost of $173,821,372)		206,276,584

5

		Shares	Value ($)
Convertible Preferred Stock – 0.5%
FINANCIALS – 0.5%
Insurance – 0.5%
	XL Capital Ltd.	43,053	1,068,145
Insurance Total			1,068,145
FINANCIALS TOTAL			1,068,145
	Total Convertible Preferred Stock (cost of $1,083,615)		1,068,145

	Total Investments – 98.8% (cost of $174,904,987)(b)(c)		207,344,729

	Other Assets & Liabilities, Net – 1.2%		2,542,411

	Net Assets – 100.0%		209,887,140

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $174,904,987.
(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$34,637,370	$(2,197,628)	$32,439,742

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 10.1%
Auto Components – 0.1%
	Cooper Tire & Rubber Co.	250	3,585
	Goodyear Tire & Rubber Co. (a)	781	11,309
	Johnson Controls, Inc.	832	63,174
Auto Components Total			78,068
Automobiles – 0.3%
	Ford Motor Co.	8,050	64,078
	General Motors Corp.	2,429	51,665
	Harley-Davidson, Inc.	1,196	62,048
Automobiles Total			177,791
Distributors – 0.1%
	Genuine Parts Co.	745	32,653
Distributors Total			32,653
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)	618	32,451
	H&R Block, Inc.	1,414	30,613
Diversified Consumer Services Total			63,064
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	1,874	88,771
	Darden Restaurants, Inc.	571	23,428
	Harrah’s Entertainment, Inc.	819	63,849
	Hilton Hotels Corp.	1,411	35,924
	International Game Technology	1,447	50,963
	Marriott International, Inc., Class A	726	49,804
	McDonald’s Corp.	5,421	186,266
	Starbucks Corp. (a)	3,326	125,191
	Starwood Hotels & Resorts Worldwide, Inc.	931	63,057
	Wendy’s International, Inc.	490	30,409
	Yum! Brands, Inc.	1,213	59,267
Hotels, Restaurants & Leisure Total			776,929
Household Durables – 0.8%
	Black & Decker Corp.	328	28,500
	Centex Corp.	534	33,103
	D.R. Horton, Inc.	1,200	39,864
	Fortune Brands, Inc.	643	51,845
	Harman International Industries, Inc.	300	33,339
	KB Home	330	21,443
	Leggett & Platt, Inc.	766	18,667
	Lennar Corp., Class A	600	36,228

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Maytag Corp.	351	7,487
	Newell Rubbermaid, Inc.	1,200	30,228
	Pulte Homes, Inc.	930	35,731
	Snap-On, Inc.	238	9,073
	Stanley Works	331	16,768
	Whirlpool Corp.	295	26,984
Household Durables Total			389,260
Internet & Catalog Retail – 0.1%
	Amazon.com, Inc. (a)	1,350	49,289
Internet & Catalog Retail Total			49,289
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	391	15,194
	Eastman Kodak Co.	1,257	35,749
	Hasbro, Inc.	772	16,289
	Mattel, Inc.	1,675	30,368
Leisure Equipment & Products Total			97,600
Media – 3.2%
	CBS Corp., Class B	3,333	79,925
	Clear Channel Communications, Inc.	2,216	64,286
	Comcast Corp., Class A (a)	9,240	241,718
	Dow Jones & Co., Inc.	247	9,707
	EW Scripps Co.	350	15,649
	Gannett Co., Inc.	1,015	60,819
	Interpublic Group of Companies, Inc. (a)	1,849	17,676
	Knight-Ridder, Inc.	312	19,722
	McGraw-Hill Companies, Inc.	1,572	90,579
	Meredith Corp.	157	8,759
	New York Times Co., Class A	607	15,363
	News Corp., Class A	10,400	172,744
	Omnicom Group, Inc.	765	63,686
	Time Warner, Inc.	19,488	327,204
	Tribune Co.	1,151	31,572
	Univision Communications, Inc., Class A (a)	945	32,574
	Viacom, Inc., Class B (a)	3,333	129,320
	Walt Disney Co.	8,335	232,463
Media Total			1,613,766

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 1.1%
	Big Lots, Inc. (a)	501	6,994
	Dillard’s, Inc., Class A	272	7,083
	Dollar General Corp.	1,364	24,102
	Family Dollar Stores, Inc.	662	17,609
	Federated Department Stores, Inc.	1,157	84,461
	J.C. Penney Co., Inc.	1,026	61,981
	Kohl’s Corp. (a)	1,497	79,356
	Nordstrom, Inc.	940	36,829
	Sears Holdings Corp. (a)	417	55,144
	Target Corp.	3,785	196,858
Multiline Retail Total			570,417
Specialty Retail – 2.2%
	Autonation, Inc. (a)	804	17,326
	Autozone, Inc. (a)	238	23,726
	Bed Bath & Beyond, Inc. (a)	1,227	47,117
	Best Buy Co., Inc.	1,741	97,374
	Circuit City Stores, Inc.	672	16,451
	Gap, Inc.	2,486	46,439
	Home Depot, Inc.	9,219	389,964
	Lowe’s Companies, Inc.	3,407	219,547
	Limited Brands, Inc.	1,529	37,399
	Office Depot, Inc. (a)	1,276	47,518
	OfficeMax, Inc.	300	9,051
	RadioShack Corp.	606	11,653
	Sherwin-Williams Co.	468	23,138
	Staples, Inc.	3,141	80,158
	Tiffany & Co.	639	23,988
	TJX Companies, Inc.	1,985	49,268
Specialty Retail Total			1,140,117
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	1,650	57,057
	Jones Apparel Group, Inc.	481	17,013
	Liz Claiborne, Inc.	456	18,687
	NIKE, Inc., Class B	831	70,718
	V.F. Corp.	403	22,931
Textiles, Apparel & Luxury Goods Total			186,406
CONSUMER DISCRETIONARY TOTAL			5,175,360
CONSUMER STAPLES – 9.2%
Beverages – 2.0%
	Anheuser-Busch Companies, Inc.	3,371	144,178
	Brown-Forman Corp., Class B	362	27,863

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	Coca-Cola Co.	8,921	373,522
	Coca-Cola Enterprises, Inc.	1,305	26,544
	Constellation Brands, Inc., Class A (a)	850	21,292
	Molson Coors Brewing Co., Class B	229	15,714
	Pepsi Bottling Group, Inc.	582	17,687
	PepsiCo, Inc.	7,183	415,106
Beverages Total			1,041,906
Food & Staples Retailing – 2.4%
	Albertson’s, Inc.	1,614	41,431
	Costco Wholesale Corp.	2,072	112,220
	CVS Corp.	3,540	105,740
	Kroger Co.	3,150	64,134
	Safeway, Inc.	1,922	48,281
	SUPERVALU, Inc.	579	17,845
	Sysco Corp.	2,662	85,317
	Wal-Mart Stores, Inc.	10,835	511,845
	Walgreen Co.	4,361	188,090
	Whole Foods Market, Inc.	600	39,864
Food & Staples Retailing Total			1,214,767
Food Products – 1.1%
	Archer-Daniels-Midland Co.	2,828	95,162
	Campbell Soup Co.	791	25,628
	ConAgra Foods, Inc.	2,256	48,414
	Dean Foods Co. (a)	600	23,298
	General Mills, Inc.	1,541	78,098
	Hershey Co.	792	41,366
	H.J. Heinz Co.	1,464	55,515
	Kellogg Co.	1,079	47,519
	McCormick & Co., Inc.	563	19,063
	Sara Lee Corp.	3,296	58,933
	Tyson Foods, Inc., Class A	1,100	15,114
	Wrigley (Wm.) Jr. Co.	784	50,176
Food Products Total			558,286
Household Products – 2.1%
	Clorox Co.	626	37,466
	Colgate-Palmolive Co.	2,224	126,990
	Kimberly-Clark Corp.	1,986	114,791
	Procter & Gamble Co.	14,214	819,011
Household Products Total			1,098,258

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.2%
	Alberto-Culver Co.	328	14,507
	Avon Products, Inc.	1,946	60,657
	Estee Lauder Companies, Inc., Class A	500	18,595
Personal Products Total			93,759
Tobacco – 1.4%
	Altria Group, Inc.	9,057	641,779
	Reynolds American, Inc.	350	36,925
	UST, Inc.	724	30,118
Tobacco Total			708,822
CONSUMER STAPLES TOTAL			4,715,798
ENERGY – 9.6%
Energy Equipment & Services – 2.0%
	Baker Hughes, Inc.	1,462	100,001
	BJ Services Co.	1,412	48,855
	Halliburton Co.	2,236	163,273
	Nabors Industries Ltd. (a)	684	48,961
	National Oilwell Varco, Inc. (a)	750	48,090
	Noble Corp.	617	50,039
	Rowan Companies, Inc.	490	21,540
	Schlumberger Ltd.	2,546	322,247
	Transocean, Inc. (a)	1,387	111,376
	Weatherford International Ltd. (a)	1,500	68,625
Energy Equipment & Services Total			983,007
Oil, Gas & Consumable Fuels – 7.6%
	Amerada Hess Corp.	340	48,416
	Anadarko Petroleum Corp.	1,005	101,515
	Apache Corp.	1,444	94,596
	Chesapeake Energy Corp.	1,600	50,256
	Chevron Corp.	9,617	557,498
	ConocoPhillips	7,209	455,246
	Devon Energy Corp.	1,936	118,425
	El Paso Corp.	2,864	34,511
	EOG Resources, Inc.	1,040	74,880
	Exxon Mobil Corp.	26,405	1,607,008
	Kerr-McGee Corp.	486	46,403
	Kinder Morgan, Inc.	442	40,660
	Marathon Oil Corp.	1,585	120,729
	Murphy Oil Corp.	700	34,874
	Occidental Petroleum Corp.	1,875	173,719
	Sunoco, Inc.	578	44,835

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Valero Energy Corp.	2,700	161,406
	Williams Companies, Inc.	2,558	54,716
	XTO Energy, Inc.	1,550	67,534
Oil, Gas & Consumable Fuels Total			3,887,227
ENERGY TOTAL			4,870,234
FINANCIALS – 21.0%
Capital Markets – 3.5%
	Ameriprise Financial, Inc.	1,086	48,935
	Bank of New York Co., Inc.	3,357	120,986
	Bear Stearns Companies, Inc.	537	74,482
	Charles Schwab Corp.	4,466	76,860
	E*Trade Financial Corp. (a)	1,800	48,564
	Federated Investors, Inc., Class B	378	14,761
	Franklin Resources, Inc.	683	64,366
	Goldman Sachs Group, Inc.	1,902	298,538
	Janus Capital Group, Inc.	908	21,038
	Lehman Brothers Holdings, Inc.	1,191	172,135
	Mellon Financial Corp.	1,786	63,582
	Merrill Lynch & Co., Inc.	3,985	313,859
	Morgan Stanley	4,628	290,731
	Northern Trust Corp.	822	43,155
	State Street Corp.	1,466	88,590
	T. Rowe Price Group, Inc.	581	45,440
Capital Markets Total			1,786,022
Commercial Banks – 5.9%
	AmSouth Bancorp	1,495	40,440
	Bank of America Corp. (b)	20,080	914,443
	BB&T Corp.	2,315	90,748
	Comerica, Inc.	688	39,883
	Compass Bancshares, Inc.	550	27,836
	Fifth Third Bancorp	2,387	93,952
	First Horizon National Corp.	567	23,616
	Huntington Bancshares, Inc.	1,061	25,602
	Keycorp	1,740	64,032
	M&T Bank Corp.	350	39,949
	Marshall & Ilsley Corp.	930	40,529
	National City Corp.	2,384	83,202
	North Fork Bancorporation, Inc.	2,068	59,621
	PNC Financial Services Group, Inc.	1,256	84,541

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Regions Financial Corp.	1,977	69,531
	SunTrust Banks, Inc.	1,592	115,834
	Synovus Financial Corp.	1,366	37,005
	U.S. Bancorp	7,772	237,046
	Wachovia Corp.	7,047	394,984
	Wells Fargo & Co.	7,251	463,121
	Zions Bancorporation	440	36,401
Commercial Banks Total			2,982,316
Consumer Finance – 0.9%
	American Express Co.	5,332	280,197
	Capital One Financial Corp.	1,321	106,367
	SLM Corp.	1,817	94,375
Consumer Finance Total			480,939
Diversified Financial Services – 3.5%
	CIT Group, Inc.	850	45,492
	Citigroup, Inc.	21,616	1,020,924
	JPMorgan Chase & Co.	15,105	628,972
	Moody’s Corp.	1,062	75,890
Diversified Financial Services Total			1,771,278
Insurance – 4.7%
	ACE Ltd.	1,383	71,930
	AFLAC, Inc.	2,165	97,706
	Allstate Corp.	2,808	146,325
	AMBAC Financial Group, Inc.	436	34,706
	American International Group, Inc.	11,236	742,587
	Aon Corp.	1,381	57,325
	Chubb Corp.	866	82,651
	Cincinnati Financial Corp.	746	31,384
	Genworth Financial, Inc., Class A	1,650	55,160
	Hartford Financial Services Group, Inc.	1,295	104,312
	Jefferson-Pilot Corp.	595	33,284
	Lincoln National Corp.	767	41,871
	Loews Corp.	563	56,976
	Marsh & McLennan Companies, Inc.	2,383	69,965
	MBIA, Inc.	596	35,837
	Metlife, Inc.	3,290	159,137
	Principal Financial Group	1,198	58,462
	Progressive Corp.	840	87,578
	Prudential Financial, Inc.	2,144	162,537
	SAFECO Corp.	555	27,867

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	St. Paul Travelers Companies, Inc.	2,989	124,910
	Torchmark Corp.	437	24,953
	UnumProvident Corp.	1,314	26,911
	XL Capital Ltd., Class A	778	49,878
Insurance Total			2,384,252
Real Estate – 0.9%
	Apartment Investment & Management Co., Class A, REIT	400	18,760
	Archstone-Smith Trust, REIT	900	43,893
	Boston Properties, Inc., REIT	400	37,300
	Equity Office Properties Trust, REIT	1,762	59,168
	Equity Residential Property Trust, REIT	1,281	59,938
	Kimco Realty Corp., REIT	850	34,544
	Plum Creek Timber Co., Inc., REIT	781	28,842
	ProLogis Trust, REIT	1,050	56,175
	Public Storage, Inc., REIT	350	28,431
	Simon Property Group, Inc., REIT	800	67,312
	Vornado Realty Trust, REIT	500	48,000
Real Estate Total			482,363
Thrifts & Mortgage Finance – 1.6%
	Countrywide Financial Corp.	2,634	96,668
	Fannie Mae	4,212	216,497
	Freddie Mac	2,986	182,146
	Golden West Financial Corp.	1,086	73,739
	MGIC Investment Corp.	363	24,187
	Sovereign Bancorp, Inc.	1,550	33,960
	Washington Mutual, Inc.	4,303	183,394
Thrifts & Mortgage Finance Total			810,591
FINANCIALS TOTAL			10,697,761
HEALTH CARE – 12.9%
Biotechnology – 1.4%
	Amgen, Inc. (a)	5,053	367,606
	Applera Corp. - Applied Biosystems Group	804	21,821
	Biogen Idec, Inc. (a)	1,466	69,049
	Chiron Corp. (a)	490	22,447
	Genzyme Corp. (a)	1,142	76,765
	Gilead Sciences, Inc. (a)	2,000	124,440

8

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Medimmune, Inc. (a)	1,106	40,457
Biotechnology Total			722,585
Health Care Equipment & Supplies – 2.0%
	Bausch & Lomb, Inc.	229	14,587
	Baxter International, Inc.	2,818	109,367
	Becton Dickinson & Co.	1,049	64,597
	Biomet, Inc.	1,067	37,900
	Boston Scientific Corp. (a)	2,554	58,870
	C.R. Bard, Inc.	426	28,887
	Fisher Scientific International, Inc. (a)	550	37,427
	Guidant Corp.	1,476	115,217
	Hospira, Inc. (a)	695	27,425
	Medtronic, Inc.	5,215	264,661
	Millipore Corp. (a)	201	14,685
	PerkinElmer, Inc.	587	13,777
	St. Jude Medical, Inc. (a)	1,592	65,272
	Stryker Corp.	1,280	56,755
	Thermo Electron Corp. (a)	677	25,110
	Waters Corp. (a)	439	18,943
	Zimmer Holdings, Inc. (a)	1,069	72,264
Health Care Equipment & Supplies Total			1,025,744
Health Care Providers & Services – 3.1%
	Aetna, Inc.	2,474	121,572
	AmerisourceBergen Corp.	902	43,539
	Cardinal Health, Inc.	1,835	136,744
	Caremark Rx, Inc.	1,943	95,557
	CIGNA Corp.	515	67,269
	Coventry Health Care, Inc. (a)	700	37,786
	Express Scripts, Inc. (a)	650	57,135
	HCA, Inc.	1,787	81,827
	Health Management Associates, Inc., Class A	1,026	22,131
	Humana, Inc. (a)	717	37,750
	IMS Health, Inc.	867	22,343
	Laboratory Corp. of America Holdings (a)	550	32,164
	Manor Care, Inc.	358	15,877
	McKesson Corp.	1,349	70,323
	Medco Health Solutions, Inc. (a)	1,330	76,103
	Patterson Companies, Inc. (a)	600	21,120
	Quest Diagnostics, Inc.	692	35,500

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Tenet Healthcare Corp. (a)	2,030	14,981
	UnitedHealth Group, Inc.	5,878	328,345
	WellPoint, Inc. (a)	2,862	221,605
Health Care Providers & Services Total			1,539,671
Pharmaceuticals – 6.4%
	Abbott Laboratories	6,651	282,468
	Allergan, Inc.	652	70,742
	Barr Pharmaceuticals, Inc. (a)	450	28,341
	Bristol-Myers Squibb Co.	8,470	208,447
	Eli Lilly & Co.	4,886	270,196
	Forest Laboratories, Inc. (a)	1,424	63,553
	Johnson & Johnson	12,892	763,464
	King Pharmaceuticals, Inc. (a)	1,027	17,716
	Merck & Co., Inc.	9,478	333,910
	Mylan Laboratories, Inc.	950	22,230
	Pfizer, Inc.	31,863	794,026
	Schering-Plough Corp.	6,407	121,669
	Watson Pharmaceuticals, Inc. (a)	462	13,278
	Wyeth	5,839	283,308
Pharmaceuticals Total			3,273,348
HEALTH CARE TOTAL			6,561,348
INDUSTRIALS – 11.5%
Aerospace & Defense – 2.4%
	Boeing Co.	3,478	271,040
	General Dynamics Corp.	1,740	111,325
	Goodrich Corp.	535	23,331
	Honeywell International, Inc.	3,614	154,571
	L-3 Communications Holdings, Inc.	500	42,895
	Lockheed Martin Corp.	1,533	115,174
	Northrop Grumman Corp.	1,530	104,484
	Raytheon Co.	1,915	87,784
	Rockwell Collins, Inc.	723	40,741
	United Technologies Corp.	4,400	255,068
Aerospace & Defense Total			1,206,413
Air Freight & Logistics – 1.1%
	FedEx Corp.	1,295	146,257
	Ryder System, Inc.	264	11,822

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	United Parcel Service, Inc., Class B	4,743	376,500
Air Freight & Logistics Total			534,579
Airlines – 0.1%
	Southwest Airlines Co.	3,089	55,571
Airlines Total			55,571
Building Products – 0.2%
	American Standard Companies, Inc.	770	33,002
	Masco Corp.	1,810	58,807
Building Products Total			91,809
Commercial Services & Supplies – 0.7%
	Allied Waste Industries, Inc. (a)	970	11,873
	Avery Dennison Corp.	481	28,129
	Cendant Corp.	4,351	75,490
	Cintas Corp.	582	24,805
	Equifax, Inc.	546	20,333
	Monster Worldwide, Inc. (a)	550	27,423
	Pitney Bowes, Inc.	1,002	43,016
	Robert Half International, Inc.	750	28,958
	R.R. Donnelley & Sons Co.	931	30,462
	Waste Management, Inc.	2,415	85,249
Commercial Services & Supplies Total			375,738
Construction & Engineering – 0.1%
	Fluor Corp.	359	30,802
Construction & Engineering Total			30,802
Electrical Equipment – 0.5%
	American Power Conversion Corp.	743	17,171
	Cooper Industries Ltd., Class A	399	34,673
	Emerson Electric Co.	1,773	148,276
	Rockwell Automation, Inc.	759	54,579
Electrical Equipment Total			254,699
Industrial Conglomerates – 4.1%
	3M Co.	3,269	247,431
	General Electric Co. (c)	45,106	1,568,787
	Textron, Inc.	561	52,392
	Tyco International Ltd.	8,729	234,635
Industrial Conglomerates Total			2,103,245
Machinery – 1.5%
	Caterpillar, Inc.	2,884	207,100
	Cummins, Inc.	180	18,918
	Danaher Corp.	1,042	66,219

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Deere & Co.	1,047	82,765
	Dover Corp.	890	43,218
	Eaton Corp.	666	48,598
	Illinois Tool Works, Inc.	883	85,042
	Ingersoll-Rand Co. Ltd., Class A	1,406	58,757
	ITT Industries, Inc.	812	45,651
	Navistar International Corp. (a)	271	7,474
	Paccar, Inc.	719	50,675
	Pall Corp.	550	17,154
	Parker Hannifin Corp.	506	40,789
Machinery Total			772,360
Road & Rail – 0.8%
	Burlington Northern Santa Fe Corp.	1,632	135,995
	CSX Corp.	963	57,587
	Norfolk Southern Corp.	1,762	95,271
	Union Pacific Corp.	1,139	106,326
Road & Rail Total			395,179
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	325	24,489
Trading Companies & Distributors Total			24,489
INDUSTRIALS TOTAL			5,844,884
INFORMATION TECHNOLOGY – 15.9%
Communications Equipment – 3.1%
	ADC Telecommunications, Inc. (a)	487	12,462
	Andrew Corp. (a)	687	8,436
	Avaya, Inc. (a)	1,798	20,317
	CIENA Corp. (a)	2,519	13,124
	Cisco Systems, Inc. (a)	26,635	577,181
	Comverse Technology, Inc. (a)	871	20,495
	Corning, Inc. (a)	6,709	180,539
	JDS Uniphase Corp. (a)	7,243	30,203
	Lucent Technologies, Inc. (a)	19,348	59,012
	Motorola, Inc.	10,808	247,611
	QUALCOMM, Inc.	7,183	363,532
	Tellabs, Inc. (a)	1,941	30,862
Communications Equipment Total			1,563,774

12

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 3.6%
	Apple Computer, Inc. (a)	3,672	230,308
	Dell, Inc. (a)	10,204	303,671
	EMC Corp. (a)	10,306	140,471
	Gateway, Inc. (a)	1,145	2,508
	Hewlett-Packard Co.	12,259	403,321
	International Business Machines Corp.	6,760	557,497
	Lexmark International, Inc., Class A (a)	445	20,194
	NCR Corp. (a)	810	33,850
	Network Appliance, Inc. (a)	1,634	58,873
	QLogic Corp. (a)	710	13,738
	Sun Microsystems, Inc. (a)	14,975	76,822
Computers & Peripherals Total			1,841,253
Electronic Equipment & Instruments – 0.3%
	Agilent Technologies, Inc. (a)	1,873	70,331
	Jabil Circuit, Inc. (a)	765	32,788
	Molex, Inc.	615	20,418
	Sanmina-SCI Corp. (a)	2,303	9,442
	Solectron Corp. (a)	3,936	15,744
	Symbol Technologies, Inc.	1,091	11,543
	Tektronix, Inc.	337	12,034
Electronic Equipment & Instruments Total			172,300
Internet Software & Services – 1.4%
	eBay, Inc. (a)	4,980	194,519
	Google, Inc., Class A (a)	850	331,500
	VeriSign, Inc. (a)	1,050	25,189
	Yahoo!, Inc. (a)	5,438	175,430
Internet Software & Services Total			726,638
IT Services – 1.1%
	Affiliated Computer Services, Inc., Class A (a)	500	29,830
	Automatic Data Processing, Inc.	2,500	114,200
	Computer Sciences Corp. (a)	791	43,940
	Convergys Corp. (a)	630	11,472
	Electronic Data Systems Corp.	2,241	60,126
	First Data Corp.	3,329	155,864
	Fiserv, Inc. (a)	814	34,636
	Paychex, Inc.	1,459	60,782
	Sabre Holdings Corp., Class A	558	13,130
	Unisys Corp. (a)	1,487	10,245
IT Services Total			534,225

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.1%
	Xerox Corp. (a)	4,009	60,937
Office Electronics Total			60,937
Semiconductors & Semiconductor Equipment – 2.9%
	Advanced Micro Devices, Inc. (a)	2,087	69,205
	Altera Corp. (a)	1,567	32,343
	Analog Devices, Inc.	1,608	61,570
	Applied Materials, Inc.	6,890	120,644
	Applied Micro Circuits Corp. (a)	1,254	5,104
	Broadcom Corp., Class A (a)	1,911	82,479
	Freescale Semiconductor, Inc., Class B (a)	1,781	49,458
	Intel Corp.	25,459	492,632
	KLA-Tencor Corp.	863	41,735
	Linear Technology Corp.	1,323	46,411
	LSI Logic Corp. (a)	1,691	19,548
	Maxim Integrated Products, Inc.	1,387	51,527
	Micron Technology, Inc. (a)	2,665	39,229
	National Semiconductor Corp.	1,440	40,089
	Novellus Systems, Inc. (a)	592	14,208
	NVIDIA Corp. (a)	730	41,800
	PMC-Sierra, Inc. (a)	798	9,807
	Teradyne, Inc. (a)	876	13,587
	Texas Instruments, Inc.	6,913	224,465
	Xilinx, Inc.	1,476	37,579
Semiconductors & Semiconductor Equipment Total			1,493,420
Software – 3.4%
	Adobe Systems, Inc. (a)	2,580	90,094
	Autodesk, Inc. (a)	1,000	38,520
	BMC Software, Inc. (a)	912	19,754
	CA, Inc.	1,998	54,366
	Citrix Systems, Inc. (a)	793	30,055
	Compuware Corp. (a)	1,636	12,810
	Electronic Arts, Inc. (a)	1,328	72,668
	Intuit, Inc. (a)	763	40,584
	Microsoft Corp.	38,445	1,046,088
	Novell, Inc. (a)	1,686	12,948
	Oracle Corp. (a)	16,292	223,037
	Parametric Technology Corp. (a)	476	7,773

14

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	4,523	76,122
Software Total			1,724,819
INFORMATION TECHNOLOGY TOTAL			8,117,366
MATERIALS – 3.0%
Chemicals – 1.5%
	Air Products & Chemicals, Inc.	942	63,293
	Ashland, Inc.	326	23,172
	Dow Chemical Co.	4,210	170,926
	E.I. du Pont de Nemours & Co.	3,974	167,743
	Eastman Chemical Co.	367	18,783
	Ecolab, Inc.	770	29,414
	Engelhard Corp.	534	21,152
	Hercules, Inc. (a)	483	6,665
	International Flavors & Fragrances, Inc.	366	12,561
	Monsanto Co.	1,155	97,886
	PPG Industries, Inc.	721	45,675
	Praxair, Inc.	1,390	76,659
	Rohm & Haas Co.	631	30,837
	Sigma-Aldrich Corp.	301	19,803
	Tronox, Inc., Class B	1	17
Chemicals Total			784,586
Construction Materials – 0.1%
	Vulcan Materials Co.	422	36,566
Construction Materials Total			36,566
Containers & Packaging – 0.2%
	Ball Corp.	430	18,847
	Bemis Co., Inc.	446	14,084
	Pactiv Corp. (a)	622	15,264
	Sealed Air Corp.	340	19,676
	Temple-Inland, Inc.	476	21,206
Containers & Packaging Total			89,077
Metals & Mining – 0.9%
	Alcoa, Inc.	3,782	115,578
	Allegheny Technologies, Inc.	382	23,371
	Freeport-McMoRan Copper & Gold, Inc., Class B	780	46,621
	Newmont Mining Corp.	1,939	100,615
	Nucor Corp.	688	72,095
	Phelps Dodge Corp.	878	70,705

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	United States Steel Corp.	459	27,852
Metals & Mining Total			456,837
Paper & Forest Products – 0.3%
	International Paper Co.	2,120	73,288
	Louisiana-Pacific Corp.	470	12,784
	MeadWestvaco Corp.	761	20,783
	Weyerhaeuser Co.	1,057	76,559
Paper & Forest Products Total			183,414
MATERIALS TOTAL			1,550,480
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.4%
	AT&T, Inc.	16,789	453,975
	BellSouth Corp.	7,782	269,646
	CenturyTel, Inc.	589	23,042
	Citizens Communications Co.	1,429	18,963
	Qwest Communications International, Inc. (a)	6,706	45,601
	Verizon Communications, Inc.	12,655	431,029
Diversified Telecommunication Services Total			1,242,256
Wireless Telecommunication Services – 0.9%
	ALLTEL Corp.	1,693	109,622
	Sprint Nextel Corp.	12,828	331,475
Wireless Telecommunication Services Total			441,097
TELECOMMUNICATION SERVICES TOTAL			1,683,353
UTILITIES – 3.1%
Electric Utilities – 1.5%
	Allegheny Energy, Inc. (a)	717	24,271
	American Electric Power Co., Inc.	1,682	57,222
	Cinergy Corp.	878	39,870
	Edison International	1,406	57,899
	Entergy Corp.	878	60,529
	Exelon Corp.	2,898	153,304
	FirstEnergy Corp.	1,432	70,025
	FPL Group, Inc.	1,750	70,245
	Pinnacle West Capital Corp.	412	16,109
	PPL Corp.	1,664	48,922
	Progress Energy, Inc.	1,079	47,454

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Southern Co.	3,231	105,880
Electric Utilities Total			751,730
Gas Utilities – 0.0%
	Nicor, Inc.	195	7,714
	Peoples Energy Corp.	152	5,417
Gas Utilities Total			13,131
Independent Power Producers & Energy Traders – 0.3%
	AES Corp. (a)	2,826	48,212
	Constellation Energy Group, Inc.	787	43,057
	Dynegy, Inc., Class A (a)	1,300	6,240
	TXU Corp.	2,006	89,788
Independent Power Producers & Energy Traders Total			187,297
Multi-Utilities – 1.3%
	Ameren Corp.	864	43,044
	CenterPoint Energy, Inc.	1,343	16,022
	CMS Energy Corp. (a)	950	12,302
	Consolidated Edison, Inc.	1,060	46,110
	Dominion Resources, Inc.	1,495	103,200
	DTE Energy Co.	754	30,228
	Duke Energy Corp. (a)	4,036	117,649
	KeySpan Corp.	769	31,429
	NiSource, Inc.	1,159	23,435
	PG&E Corp.	1,472	57,261
	Public Service Enterprise Group, Inc.	1,100	70,444
	Sempra Energy	1,134	52,686
	TECO Energy, Inc.	900	14,508
	Xcel Energy, Inc.	1,757	31,890
Multi-Utilities Total			650,208
UTILITIES TOTAL			1,602,366

	Total Common Stocks (cost of $39,727,001)		50,818,950

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $302,800 (repurchase proceeds $296,108)	296,000	296,000

	Total Short-Term Obligation (cost of $296,000)		296,000

17

Total Investments – 100.2% (cost of $40,023,001)(d)(e)	51,114,950

Other Assets & Liabilities, Net – (0.2)%	(108,663)

Net Assets – 100.0%	51,006,287

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Investments in affiliates during the year ended March 31, 2006:

Security name:	Bank of America Corp.
Shares as of 12/31/05:	18,622
Shares purchased:	3,009
Shares sold:	(1,551)
Shares as of 03/31/06:	20,080
Net realized gain:	$15,375
Dividend income earned:	$10,090
Value at end of period:	$914,443

(c)	Security pledged as collateral for open futures contracts.
(d)	Cost for federal income tax purposes is $40,023,001.
(e)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,981,824	$(2,889,875)	$11,091,949

18

At March 31, 2006, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500
Index	1	$325,826	$321,948	Jun-2006	$3,878

Acronym	Name
REIT	Real Estate Investment Trust

19

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Select Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 9.6%
Auto Components – 1.6%
	BorgWarner, Inc.	4,200	252,168
	Johnson Controls, Inc.	6,200	470,766
Auto Components Total			722,934
Hotels, Restaurants & Leisure – 2.5%
	Harrah’s Entertainment, Inc.	3,100	241,676
	Outback Steakhouse, Inc.	7,800	343,200
	Starwood Hotels & Resorts Worldwide, Inc.	7,900	535,067
Hotels, Restaurants & Leisure Total			1,119,943
Media – 1.0%
	Dow Jones & Co., Inc.	11,800	463,740
Media Total			463,740
Multiline Retail – 1.8%
	Federated Department Stores, Inc.	7,054	514,942
	JC Penney Co., Inc.	5,500	332,255
Multiline Retail Total			847,197
Specialty Retail – 2.7%
	Office Depot, Inc. (a)	13,000	484,120
	Pacific Sunwear Of California (a)	11,800	261,488
	TJX Companies, Inc.	19,100	474,062
Specialty Retail Total			1,219,670
CONSUMER DISCRETIONARY TOTAL			4,373,484
CONSUMER STAPLES – 5.8%
Beverages – 0.9%
	Fomento Economico Mexicano SA de CV, ADR	1,900	174,154
	Pepsi Bottling Group, Inc.	7,800	237,042
Beverages Total			411,196
Food & Staples Retailing – 2.0%
	Kroger Co. (a)	17,300	352,228
	Supervalu, Inc.	17,200	530,104
Food & Staples Retailing Total			882,332
Food Products – 2.2%
	Corn Products International, Inc.	11,939	353,036
	Dean Foods Co. (a)	11,200	434,896
	Tyson Foods, Inc., Class A	14,900	204,726
Food Products Total			992,658

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.7%
	Clorox Co.	5,400	323,190
Household Products Total			323,190
CONSUMER STAPLES TOTAL			2,609,376
ENERGY – 6.7%
Energy Equipment & Services – 2.0%
	Dresser-Rand Group, Inc. (a)	7,000	173,950
	National Oilwell Varco, Inc. (a)	3,775	242,053
	Technip SA, ADR	3,700	251,378
	Tidewater, Inc.	4,400	243,012
Energy Equipment & Services Total			910,393
Oil, Gas & Consumable Fuels – 4.7%
	Amerada Hess Corp.	2,500	356,000
	Kerr-McGee Corp.	3,200	305,536
	Marathon Oil Corp.	1,182	90,033
	Murphy Oil Corp.	2,400	119,568
	Newfield Exploration Co. (a)	5,700	238,830
	Tesoro Corp.	3,500	239,190
	Williams Companies, Inc.	26,200	560,418
	XTO Energy, Inc.	4,988	217,327
Oil, Gas & Consumable Fuels Total			2,126,902
ENERGY TOTAL			3,037,295
FINANCIALS – 27.4%
Capital Markets – 2.0%
	Bear Stearns Companies, Inc.	4,200	582,540
	Nuveen Investments, Inc., Class A	6,300	303,345
	Waddell & Reed Financial, Inc., Class A	1,741	40,217
Capital Markets Total			926,102
Commercial Banks – 9.6%
	Bank of Hawaii Corp.	9,500	506,445
	City National Corp.	4,500	345,555
	Comerica, Inc.	8,400	486,948
	Cullen/Frost Bankers, Inc.	8,900	478,375
	Marshall & Ilsley Corp.	14,000	610,120
	Mercantile Bankshares Corp.	9,300	357,585
	SVB Financial Group (a)	6,600	350,130
	TCF Financial Corp.	4,289	110,442
	UnionBanCal Corp.	5,300	371,848
	Whitney Holding Corp.	7,900	280,134

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Zions Bancorporation	5,600	463,288
Commercial Banks Total			4,360,870
Diversified Financial Services – 1.0%
	CIT Group, Inc.	8,200	438,864
Diversified Financial Services Total			438,864
Insurance – 6.1%
	AMBAC Financial Group, Inc.	6,250	497,500
	Conseco, Inc. (a)	13,200	327,624
	Genworth Financial, Inc., Class A	10,900	364,387
	Lincoln National Corp.	6,300	343,917
	Loews Corp.	3,400	344,080
	Old Republic International Corp.	16,000	349,120
	Platinum Underwriters Holdings Ltd.	11,500	334,650
	XL Capital Ltd., Class A	3,200	205,152
Insurance Total			2,766,430
Real Estate – 5.1%
	Archstone-Smith Trust, REIT	6,100	297,497
	Boston Properties, Inc., REIT	4,800	447,600
	Equity Office Properties Trust, REIT	10,600	355,948
	General Growth Properties, Inc., REIT	4,500	219,915
	Host Marriott Corp., REIT	22,800	487,920
	Prologis Trust, REIT	9,300	497,550
Real Estate Total			2,306,430
Thrifts & Mortgage Finance – 3.6%
	Golden West Financial Corp.	10,000	679,000
	PMI Group, Inc.	11,400	523,488
	Sovereign Bancorp, Inc.	21,100	462,301
Thrifts & Mortgage Finance Total			1,664,789
FINANCIALS TOTAL			12,463,485
HEALTH CARE – 5.7%
Biotechnology – 1.1%
	Charles River Laboratories International, Inc. (a)	3,500	171,570
	PDL BioPharma, Inc. (a)	9,600	314,880
Biotechnology Total			486,450
Health Care Equipment & Supplies – 1.3%
	Hospira, Inc. (a)	6,800	268,328
	Millipore Corp. (a)	4,700	343,382
Health Care Equipment & Supplies Total			611,710
Health Care Providers & Services – 2.5%
	Cigna Corp.	4,900	640,038

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Community Health Systems, Inc. (a)	9,000	325,350
	Universal Health Services, Inc., Class B	3,197	162,376
Health Care Providers & Services Total			1,127,764
Pharmaceuticals – 0.8%
	Shire PLC, ADR	7,700	357,973
Pharmaceuticals Total			357,973
HEALTH CARE TOTAL			2,583,897
INDUSTRIALS – 14.4%
Aerospace & Defense – 0.6%
	Goodrich Corp.	6,508	283,814
Aerospace & Defense Total			283,814
Building Products – 0.5%
	American Standard Companies, Inc.	5,800	248,588
Building Products Total			248,588
Commercial Services & Supplies – 2.1%
	Aramark Corp., Class B	11,800	348,572
	Avery Dennison Corp.	4,300	251,464
	Manpower, Inc.	5,800	331,644
Commercial Services & Supplies Total			931,680
Construction & Engineering – 1.6%
	Fluor Corp.	3,100	265,980
	Jacobs Engineering Group, Inc. (a)	3,975	344,791
	McDermott International, Inc. (a)	2,200	119,790
Construction & Engineering Total			730,561
Electrical Equipment – 0.9%
	Cooper Industries Ltd., Class A	4,700	408,430
Electrical Equipment Total			408,430
Industrial Conglomerates – 1.2%
	Textron, Inc.	5,700	532,323
Industrial Conglomerates Total			532,323
Machinery – 5.4%
	Barnes Group, Inc.	424	17,172
	Dover Corp.	10,300	500,168
	Eaton Corp.	5,875	428,699
	Harsco Corp.	3,400	280,908
	Ingersoll-Rand Co., Ltd., Class A	10,400	434,616
	Kennametal, Inc.	6,100	372,954

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Parker Hannifin Corp.	5,200	419,172
Machinery Total			2,453,689
Marine – 0.4%
	Alexander & Baldwin, Inc.	4,200	200,256
Marine Total			200,256
Road & Rail – 1.7%
	Canadian Pacific Railway Ltd.	7,100	354,787
	Norfolk Southern Corp.	7,500	405,525
Road & Rail Total			760,312
INDUSTRIALS TOTAL			6,549,653
INFORMATION TECHNOLOGY – 8.1%
Communications Equipment – 0.3%
	CommScope, Inc. (a)	4,300	122,765
Communications Equipment Total			122,765
Electronic Equipment & Instruments – 4.0%
	Agilent Technologies, Inc. (a)	12,700	476,885
	Arrow Electronics, Inc. (a)	13,200	425,964
	Ingram Micro, Inc., Class A (a)	14,500	290,000
	Mettler Toledo International, Inc. (a)	3,600	217,224
	Tektronix, Inc.	11,200	399,952
Electronic Equipment & Instruments Total			1,810,025
Semiconductors & Semiconductor Equipment – 2.7%
	ATI Technologies, Inc. (a)	9,500	163,210
	Fairchild Semiconductor International, Inc. (a)	12,100	230,747
	Freescale Semiconductor, Inc. (a)	7,900	219,699
	Kla-Tencor Corp.	4,400	212,784
	Lam Research Corp. (a)	2,800	120,400
	MEMC Electronic Materials, Inc. (a)	4,500	166,140
	Novellus Systems, Inc. (a)	4,400	105,600
Semiconductors & Semiconductor Equipment Total			1,218,580
Software – 1.1%
	Activision, Inc. (a)	8,400	115,836
	Cadence Design Systems, Inc. (a)	10,300	190,447
	Electronic Arts, Inc. (a)	2,000	109,440

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Synopsys, Inc. (a)	5,100	113,985
Software Total			529,708
INFORMATION TECHNOLOGY TOTAL			3,681,078
MATERIALS – 10.6%
Chemicals – 5.8%
	Air Products & Chemicals, Inc.	5,900	396,421
	Ashland, Inc.	3,800	270,104
	Celanese Corp., Series A	11,300	236,961
	Cytec Industries, Inc.	3,900	234,039
	Lubrizol Corp.	9,100	389,935
	Nalco Holding Co. (a)	14,600	258,420
	PPG Industries, Inc.	6,100	386,435
	Rohm & Haas Co.	8,800	430,056
	Tronox, Inc., Class B (a)	645	10,963
Chemicals Total			2,613,334
Construction Materials – 1.9%
	Cemex SA de CV, ADR	3,600	235,008
	Martin Marietta Materials, Inc.	3,500	374,605
	Vulcan Materials Co.	2,825	244,786
Construction Materials Total			854,399
Containers & Packaging – 0.9%
	Crown Holdings, Inc. (a)	23,300	413,342
Containers & Packaging Total			413,342
Metals & Mining – 2.0%
	Alumina Ltd., ADR	10,200	215,118
	Freeport-McMoRan Copper & Gold, Inc., Class B	4,200	251,034
	Nucor Corp.	4,300	450,597
Metals & Mining Total			916,749
MATERIALS TOTAL			4,797,824
UTILITIES – 10.2%
Electric Utilities – 4.2%
	Edison International	9,100	374,738
	Entergy Corp.	5,800	399,852
	FPL Group, Inc.	9,000	361,260
	Hawaiian Electric Industries, Inc.	8,000	217,040
	PPL Corp.	18,000	529,200
Electric Utilities Total			1,882,090

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.6%
	AGL Resources, Inc.	7,600	273,980
Gas Utilities Total			273,980
Independent Power Producers & Energy Traders – 1.2%
	AES Corp. (a)	14,400	245,664
	Constellation Energy Group, Inc.	5,800	317,318
Independent Power Producers & Energy Traders Total			562,982
Multi-Utilities – 4.2%
	Energy East Corp.	11,300	274,590
	PG&E Corp.	23,000	894,700
	Sempra Energy	8,500	394,910
	Wisconsin Energy Corp.	8,600	343,914
Multi-Utilities Total			1,908,114
UTILITIES TOTAL			4,627,166

	Total Common Stocks (cost of $35,039,409)		44,723,258
		Par ($)
Convertible Bond – 0.4%
COMMUNICATIONS – 0.4%
Telecommunication Services – 0.4%
Lucent Technologies, Inc., Series B
	2.750% 06/15/25	153,000	169,639
Telecommunication Services Total			169,639
COMMUNICATIONS TOTAL			169,639
	Total Convertible Bond (cost of $174,058)		169,639

		Shares
Convertible Preferred Stocks – 0.3%
FINANCIALS – 0.2%
Insurance – 0.2%
	XL Capital Ltd.	4,300	106,683
Insurance Total			106,683
FINANCIALS TOTAL			106,683
MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp.	1,600	48,400
Chemicals Total			48,400
MATERIALS TOTAL			48,400
	Total Convertible Preferred Stocks (cost of $154,719)		155,083

7

		Par ($)	Value ($)
Short-Term Obligation – 1.3%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Note maturing 02/15/36, market value of $619,794 (repurchase proceeds $607,221)	607,000	607,000
	Total Short-Term Obligation (cost of $607,000)		607,000

	Total Investments – 100.5% (cost of $35,975,186)(b)(c)		45,654,980

	Other Assets & Liabilities, Net – (0.5)%		(227,237)

	Net Assets – 100.0%		45,427,743

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $35,975,186.
(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Appreciation	Depreciation	Appreciation
$9,989,218	$(309,424)	$9,679,794

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust (formerly Liberty Variable Investment Trust)

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006